   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 19, 1999.



                                               SECURITIES ACT FILE NO. 333-72137


                                       INVESTMENT COMPANY ACT FILE NO. 811-09229


       POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT AS STATED BELOW
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                             ---------------------
                                    FORM N-2
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                         PRE-EFFECTIVE AMENDMENT NO. 1                       [X]

                          POST-EFFECTIVE AMENDMENT NO.                       [ ]
                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                AMENDMENT NO. 1                              [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                             ---------------------
                MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC.
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

            800 SCUDDERS MILL ROAD                                 08536
            PLAINSBORO, NEW JERSEY                               (ZIP CODE)
   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (609) 282-2800
                                 TERRY K. GLENN
                MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC.
                 800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY
        MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                             ---------------------
                                   COPIES TO:

             FRANK P. BRUNO, ESQ.                         PATRICK D. SWEENEY, ESQ.
               BROWN & WOOD LLP                     MERRILL LYNCH ASSET MANAGEMENT, L.P.
            ONE WORLD TRADE CENTER                             P.O. BOX 9011
        NEW YORK, NEW YORK 10048-0557                 PRINCETON, NEW JERSEY 08543-9011

                             ---------------------
     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

     If any of the securities being registered on this Form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered only in connection with dividend or interest reinvestment plans, check the following box. [X]

     If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. [ ]
---------------

     If this Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration number of the earlier effective registration statement for the same offering. [ ]
---------------

     If delivery of the prospectus is expected to be made pursuant to Rule 434 under the Securities Act, please check the following box. [ ]

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933



                                                             PROPOSED           PROPOSED
                                                              MAXIMUM            MAXIMUM
                                          AMOUNT             OFFERING           AGGREGATE           AMOUNT OF
     TITLE OF SECURITIES BEING             BEING               PRICE            OFFERING          REGISTRATION
            REGISTERED                 REGISTERED(1)         PER UNIT           PRICE(1)             FEE(2)
Common Stock ($.10 par value)......   10,000,000 shs.    $      10.00         $100,000,000           $27,800


(1) Estimated solely for the purpose of calculating the filing fee.


(2) Transmitted to the designated lockbox at Mellon Bank in Pittsburgh, PA. $278 was previously paid. $27,522 was transmitted in connection with this filing.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                             SUBJECT TO COMPLETION
                 PRELIMINARY PROSPECTUS DATED FEBRUARY 19, 1999


PROSPECTUS
MARCH   , 1999

                MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC.
                                  COMMON STOCK
                            ------------------------


     Merrill Lynch Senior Floating Rate Fund II, Inc. (the "Fund") is a newly organized, continuously offered, non-diversified, closed-end fund. The Fund seeks as high a level of current income and such preservation of capital as is consistent with investment in senior collateralized corporate loans (primarily in the form of participation interests) made by banks and other financial institutions. There can be no assurance that the investment objective of the Fund will be realized. Currently, there is no secondary market for the Fund's common stock. To provide liquidity, the Fund generally intends to make quarterly tender offers for its shares. In a tender offer, the Fund repurchases outstanding shares at the Fund's net asset value on the last day of the offer. If a tender offer is not made, shareholders may not be able to sell their shares.


     Shares of common stock of the Fund will be offered at $10.00 per share without a front-end sales charge during a subscription offering period expected to end on March 23, 1999, unless extended. On the third business day after the conclusion of this subscription offering period, the subscriptions will be payable, the common stock will be issued and the Fund will commence operations. After the completion of the subscription offering period, the Fund expects to engage in a continuous offering of its common stock at a price equal to the next determined net asset value per share without a front-end sales charge.
                            ------------------------

     This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                       PRICE TO               UNDERWRITING             PROCEEDS TO
                                      PUBLIC(1)               DISCOUNT(2)                FUND(3)
---------------------------------------------------------------------------------------------------------
Per Share.....................          $10.00                    None                    $10.00
---------------------------------------------------------------------------------------------------------
Total(3)......................       $100,000,000                 None                 $100,000,000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------


(1) The common stock is offered on a best efforts basis at a price equal to net asset value, which is initially $10.00 a share.
(2) The Distributor pays all offering expenses (other than registration fees) and sales commissions to selected dealers (primarily Merrill Lynch, Pierce, Fenner & Smith Incorporated) from its own assets. Therefore, all of the proceeds of this offering will be available to the Fund for investment in portfolio securities. See "Purchase of Shares."

(3) These amounts (a) do not take into account offering expenses (approximately $240,000), which will be amortized over a one-year period and charged as expenses against income of the Fund, and (b) assume all shares currently registered are sold in the continuous offering.

                            ------------------------
                 MERRILL LYNCH FUNDS DISTRIBUTOR -- DISTRIBUTOR
              MERRILL LYNCH ASSET MANAGEMENT -- INVESTMENT ADVISER

                               PROSPECTUS SUMMARY

     This summary is qualified in its entirety by reference to the detailed information included in this Prospectus.

THE FUND Merrill Lynch Senior Floating Rate Fund II, Inc. is a newly organized, continuously offered, non-diversified, closed-end fund.


THE OFFERING                     Merrill Lynch Funds Distributor, a division of
                                 Princeton Funds Distributor, Inc., and other securities dealers which have entered into selected dealer agreements with the
                                 Distributor, including Merrill Lynch, Pierce,
                                 Fenner & Smith Incorporated, will solicit subscriptions for common stock of the Fund during a period expected to end on March 23, 1999, unless extended. On the third business day after the conclusion of this subscription period, the subscriptions will be payable, the common stock will be issued and the Fund will commence operations. The public offering price of the common stock during the subscription offering will be $10.00 per share without a front-end sales charge.


                                 After the completion of the initial
                                 subscription offering, the Fund expects to engage in a continuous offering of its common stock at a price equal to the next determined net asset value per share without a front-end sales charge. During the subscription and continuous offering periods shares will be sold subject to certain minimum purchase requirements:

                                                                                    THE          THE
                                                                                  MINIMUM      MINIMUM
                                                                                  INITIAL     SUBSEQUENT
                                                      FOR INVESTMENTS            PURCHASE      PURCHASE
                                                     IN THE FUND MADE            AMOUNT IS    AMOUNT IS
                                                     ----------------            ---------    ----------
                                            Directly through the Fund's
                                              Distributor or Transfer Agent....   $1,000         $50
                                            Via a Merrill Lynch-maintained
                                              401(k) or 403(b) plan............     None        None
                                            Via another retirement plan........   $  250         $ 1

INVESTMENT OBJECTIVE AND
POLICIES The Fund seeks to provide shareholders with as high a level of current income and such preservation of capital as is consistent with investment in senior collateralized corporate loans made to U.S. or non-U.S. borrowers. An investment in the Fund entails certain risks.

                                 Corporate Loans. The Fund invests primarily in corporate loans that are direct obligations of a borrower undertaken to finance the growth of the borrower's business or a capital restructuring. A significant portion of such corporate loans are highly leveraged loans such as leveraged buy-out loans, leveraged recapitalization loans and other types of acquisition loans. The Fund also may invest in privately placed notes with credit and pricing terms that are, in the opinion of the Investment Adviser, consistent with investment in senior collateralized corporate loans.

                                 Floating or Variable Rate Corporate
                                 Loans. Under normal market conditions, the Fund will invest at least 65% of its assets in corporate loans that have floating or variable interest rates. Floating rate corporate loan interest rates adjust periodically at a margin above a generally-recognized base lending rate such as the prime rate of a designated U.S. bank, the Certificate of Deposit rate or the London InterBank Offered Rate.

                                 Credit Quality. The Fund will invest in a corporate loan only if, in the Investment Adviser's judgment, the borrower can meet debt service on such loan. The Investment Adviser performs its own credit analysis of each borrower. Since the minimum debt rating of a borrower may not have a meaningful relationship to the quality of such borrower's senior collateralized debt, the Fund does not impose any minimum standard regarding the rating of other debt instruments of the borrower. The Fund may invest without limitation in corporate loans rated below investment grade (i.e., below BBB or Baa) or which are unrated but of similar credit quality.

                                 Unsecured Loans and Short-Term
                                 Investments. Generally the Fund invests at least 80% of its assets in senior collateralized corporate loans. The remainder of the Fund's assets may be invested in unsecured senior loans. The Fund also may invest in cash or in secured or unsecured short-term debt obligations. Short-term debt obligations in which the Fund invests are rated investment grade (i.e., within the four highest rating categories assigned by a nationally recognized rating service) or, if not rated, are determined to be of comparable quality by the Investment Adviser. Obligations rated in the fourth highest rating category may include obligations considered to have certain speculative characteristics.

                                 Portfolio Maturity.  The Fund has no
                                 restrictions on portfolio maturity, but it is anticipated that a majority of the corporate loans in which it invests will have stated maturities ranging from three to ten years. As a result of prepayments, however, the average life of the corporate loans is expected to be in the two to three year range.

                                 Foreign and Domestic Borrowers. The Fund may invest in corporate loans made to U.S. or non-U.S. borrowers, provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Fund in U.S. dollars.

                                 Hedging Techniques. The Fund may engage in certain interest rate hedging transactions, such as "swaps", "caps" or "floors," to reduce the Fund's exposure to interest rate movements. The Fund also may invest in corporate loans that pay interest and principal in a currency other than U.S. dollars if the loan arrangement also includes a foreign currency swap that entitles the Fund to receive payments in U.S. dollars, or if the Fund hedges the foreign currency exposure itself utilizing forward contracts or other methods.

BORROWINGS BY THE FUND           The Fund may borrow money in amounts up to
                                 33 1/3% of the value of its total assets.
                                 Typically the Fund borrows to satisfy tender offers, but it also is authorized to borrow to finance additional investments. The Fund will borrow to finance additional investments only when the Investment Adviser believes that the potential return on such additional investments will exceed the costs incurred in connection with the borrowing. The Fund does not currently anticipate borrowing to finance additional investments.


INVESTMENT ADVISER AND
ADMINISTRATOR                    Merrill Lynch Asset Management, L.P., the
                                 Investment Adviser, provides investment
                                 advisory and administrative services to the Fund. For advisory services, the Fund pays the Investment Adviser a fee at the annual rate of 0.95% of the Fund's average daily net assets.
                                 For its administrative services, the Fund pays the Investment Adviser a fee at the annual rate of 0.40% of the Fund's average daily net assets. While the combined advisory and administrative fees are higher than that paid by most funds, they are comparable to those paid by other continuously offered closed-end funds investing primarily in corporate loans.

DISTRIBUTIONS                    The Fund intends to declare dividends daily,
                                 pay dividends monthly and distribute all of its net investment income. Net capital gains, if any, will be distributed at least annually.

TENDER OFFERS                    Currently, there is no secondary market for the
                                 Fund's common stock, and it is not expected that a secondary market will develop. To provide liquidity, the Board of Directors intends to consider, on a quarterly basis, whether the Fund should make a tender offer for its shares. In a tender offer, the Fund repurchases outstanding shares at the Fund's net asset value on the last day of the offer.
                                 If a tender offer is not made, shareholders may not be able to sell their shares.

EARLY WITHDRAWAL CHARGE          Tendered shares of common stock held for less
                                 than one year at the date of tender are subject to an early withdrawal charge in most cases. It is based on the lesser of cost or net asset value of the tendered shares. There is no charge when shares are tendered after more than one year.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

     Liquidity of Shares. The Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Currently, there is no secondary market for the Fund's common stock, and a secondary market is not expected to develop. To provide liquidity to shareholders, the Board of Directors of the Fund intends to consider the making of quarterly tender offers to repurchase the Fund's shares at net asset value. However, the Fund's shares are less liquid than shares of funds traded on a stock exchange, and shareholders who tender Fund shares held for less than one year will pay an early withdrawal charge. The Board of Directors is not obligated to authorize any tender offer, and there may be quarters in which no tender offer is made. If the Board of Directors does not authorize a tender offer, shareholders may be unable to sell their shares. Merrill Lynch and other selected dealers are prohibited from making a market in the Fund's common stock while the Fund either is offering its shares or is making a tender offer to repurchase its shares.

     Closed-end funds that do trade in a secondary market are subject to the risk that the net asset value of the shares may be higher than the market price, commonly referred to as "trading at a discount." As long as there is no secondary market for the Fund's shares, the Fund is not subject to this risk.

     Non-payment. The debt instruments in which the Fund invests are subject to the risk of non-payment of interest and principal. When a borrower fails to make scheduled interest or principal payments on a debt instrument, the value of the instrument, and hence the value of the Fund's shares, may go down. While collateral may provide some protection against devaluation due to a default on a collateralized loan, losses may not be completely covered by the liquidation or sale of collateral.

     The Fund may invest without limitation in corporate loans rated below investment grade (i.e., below BBB or Baa) or which are unrated but of similar credit quality. These investments have a higher risk of non-payment than investment grade investments.

     Corporate loans made in connection with highly leveraged transactions are subject to greater risks than other corporate loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate the Fund's claims on the collateral securing the loan are greater in highly leveraged transactions.

     Intermediary. The Fund may invest in corporate loans either by participating as a co-lender at the time the loan is originated or by buying an interest in the loan from an institution acting as agent, co-lender or participant. The financial status of the institutions interposed between the Fund and a borrower may affect the ability of the Fund to receive principal and interest payments. For this reason, the Fund will invest in corporate loans only if, at the time of investment, the outstanding debt obligations of these intermediary institutions are rated investment grade or are of comparable quality in the judgment of the Investment Adviser.

     The success of the Fund depends, to a great degree, on the skill with which an agent bank administers the terms of the corporate loan agreements, monitors borrower compliance with covenants, collects principal, interest and fee payments from borrowers and, where necessary, enforces creditor remedies against borrowers. Agent banks typically have broad discretion in enforcing corporate loan agreements.

     Net Asset Value; Interest Rate Sensitivity. Generally, when interest rates go up, the value of debt securities goes down. Therefore, the net asset value of a fund that invests primarily in fixed-income debt securities changes as interest rates fluctuate. Because the Fund invests primarily in floating or variable rate debt obligations, the Investment Adviser expects that it will be insulated to a significant degree from net asset value fluctuations caused by movements in interest rates. However, because floating and variable rate debt obligations only reset periodically, the Fund's net asset value may fluctuate from time to time when there is an imperfect correlation between the interest rates on the variable rate loans in the Fund's portfolio and prevailing interest rates. Changes in the creditworthiness of borrowers or of co-lenders or participants interposed between the Fund and the borrowers also may affect the Fund's net asset value. Furthermore, volatility in the capital markets may affect the Fund's net asset value given that the Fund uses market prices to value many of its corporate loan investments.

     Borrowings by the Fund. If the Fund chooses to borrow money, rather than liquidate investments, to satisfy a tender offer, it is subject to the risk that investment return on Fund shares will be reduced to the extent the cost of the borrowings exceeds income on the retained investments.


     Hedging. Hedging transactions subject the Fund to the risk that, if the Investment Adviser incorrectly forecasts market values, interest rates or other applicable factors, the Fund's performance could suffer. In addition, if the counterparty to an interest rate hedging transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive. The Fund is not required to enter into interest rate hedging transactions and may not do so. If the counterparty to a foreign currency swap defaults, the Fund will seek a replacement swap, which may result in additional costs to the Fund, and will be subject to fluctuations in the applicable exchange rate until a replacement swap is obtained.


     Concentration. The Fund's investments may be concentrated in obligations issued by financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. As a result, the Fund is subject to certain risks associated with such institutions, including, among other things, changes in government regulation, interest rate levels and general economic conditions.

     Foreign Investment. Loans to non-U.S. borrowers may involve risks not typically involved in domestic investment, including fluctuation in foreign interest rates, future foreign political and economic developments and the possible imposition of exchange controls or other governmental laws or restrictions.

     Non-diversification. The Fund is classified as a non-diversified investment company, meaning that the Fund may invest a greater percentage of its assets in the obligations of a single issuer than a diversified investment company. Even as a non-diversified fund, the Fund is still subject to the diversification requirements of the U.S. tax laws. However, since the Fund may invest a higher percentage of its assets in obligations of a single issuer than a diversified fund, it is more susceptible than a diversified fund to any economic, political or regulatory occurrence that affects an individual issuer.

     Liquidity of Investments. Certain corporate loans in which the Fund invests may be deemed to be illiquid. Illiquid investments may impair the Fund's ability to realize the full value of those investments in the event the Fund must dispose of them quickly. The Fund's Board of Directors will consider the liquidity of the Fund's portfolio in determining whether a tender offer should be made.

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load (as a percentage of offering price)....    None
  Dividend Reinvestment and Cash Purchase Plan Fees.........    None
  Early Withdrawal Charge (as a percentage of the lesser of
     the original purchase price or net asset value at the
     time of repurchase)(a).................................    1.0% during the first year,
                                                                0.0% thereafter
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees(b)...............................    0.95%
  Interest Payments on Borrowed Funds(c)....................    0.00
  Other Expenses(d).........................................    0.72
                                                                ----
          Total Annual Expenses.............................    1.67%
                                                                ----
                                                                ----

---------------

(a) See "Early Withdrawal Charge" -- page 27.


(b) See "Investment Advisory and Administrative Arrangements" -- page 30.

(c) Typically the Fund will borrow only when sufficient cash is otherwise unavailable to satisfy tender offers.

(d) Includes administrative fees, which are payable to the Investment Adviser by the Fund, at the annual rate of 0.40% of average daily net assets. See "Investment Advisory and Administrative Arrangements" -- page 30.


EXAMPLE                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------                                                    ------    -------    -------    --------
An investor would pay the following expenses on a $1,000
  investment assuming (1) total annual expenses of 1.67%,
  (2) a 5% annual return throughout the periods and (3)
  tender at the end of the period........................   $27*       $53        $91        $198
An investor would pay the following expenses on a $1,000
  investment assuming no tender at the end of the
  period.................................................   $17        $53        $91        $198

---------------
* Reflects the early withdrawal charge.

     The Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of the Fund's current fiscal year. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE. Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and repurchases made directly through the Transfer Agent are not subject to the processing fee.

                                    THE FUND

     Merrill Lynch Senior Floating Rate Fund II, Inc. is a newly organized, continuously offered, non-diversified, closed-end management investment company. The Fund was incorporated under the laws of the State of Maryland on February 9, 1999 and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's principal office is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and its telephone number is (609) 282-2800.

                                USE OF PROCEEDS


     Assuming all shares of common stock currently registered are sold in the initial offering, it is estimated that the net proceeds from the sale of the common stock offered hereby will be $99,760,000, after payment of offering expenses by the Fund, and will be invested in accordance with the Fund's investment objective and policies as soon as practicable after the closing of the subscription offering of common stock, but in no event, under normal market conditions, longer than three months from such closing date. Pending such investment, it is anticipated that the proceeds will be invested in high grade, short-term debt securities. See "Investment Objective and Policies."


                       INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is to provide as high a level of current income and such preservation of capital as is consistent with investment in senior collateralized corporate loans ("Corporate Loans") primarily in the form of Participation Interests, as defined below, in Corporate Loans made by banks or other financial institutions. It is anticipated that the Corporate Loans will pay interest at rates that float at a margin above a generally recognized base lending rate such as the prime rate of a designated U.S. bank, or which adjust periodically at a margin above the Certificate of Deposit ("CD") rate or the London InterBank Offered Rate ("LIBOR"). This is a fundamental policy of the Fund and may not be changed without a vote of a majority of the outstanding shares of the Fund. There can be no assurance that the investment objective of the Fund will be realized.

     Under normal market conditions the Fund will invest at least 80% of its total assets in interests in Corporate Loans that have floating or variable interest rates. Under normal market conditions, at least 65% of the total assets of the Fund will be invested in floating or variable rate loans made to corporations. The Fund may invest up to 20% of its total assets in cash or in short-term debt obligations including, but not limited to, U.S. Government and Government agency securities (some of which may not be backed by the full faith and credit of the United States), bank money instruments (such as certificates of deposit and bankers' acceptances), corporate and commercial obligations (such as commercial paper and medium-term notes) and repurchase agreements. Such short-term debt obligations, which need not be secured, will all be investment grade (rated Baa, P-3 or higher by Moody's Investors Service, Inc. ("Moody's") or BBB, A-3 or higher by Standard & Poor's ("S&P") or, if unrated, determined to be of comparable quality in the judgment of the Investment Adviser). Securities rated Baa, BBB, P-3 or A-3 are considered to have adequate capacity for payment of principal and interest, but are more susceptible to adverse economic conditions and, in the case of securities rated BBB or Baa (or comparable unrated securities), have speculative characteristics. Such securities or cash will not exceed 20% of the Fund's total assets except during interim periods pending investment of the net proceeds of public offerings of the Fund's securities and during temporary defensive periods when, in the opinion of the Investment Adviser, suitable Corporate Loans are not available for investment by the Fund or prevailing market or economic conditions warrant. The Fund also may invest up to 20% of its total assets in senior loans made on an unsecured basis ("Unsecured Corporate Loans"). Investments in Unsecured Corporate Loans will be made on the same basis as investments in Corporate Loans as described herein, except with respect to collateral requirements. To a limited extent, incidental to and in connection with its lending activities, the Fund also may acquire warrants and other debt and equity securities.

     The Fund has no restrictions on portfolio maturity, but it is anticipated that a majority of the Corporate Loans in which it will invest will have stated maturities ranging from three to ten years. As a result of prepayments, however, it is expected that the average life of the Corporate Loans will be in the two to three year range. See "Description of Corporate Loans."

     Investment in shares of common stock of the Fund offers several benefits. The Fund offers investors the opportunity to receive a high level of current income by investing in a professionally managed portfolio comprised primarily of Corporate Loans, a type of investment typically not available to individual investors. In managing such portfolio, Merrill Lynch Asset Management, L.P., the investment adviser (the "Investment Adviser"), provides the Fund and its shareholders with professional credit analysis and portfolio diversification. The Fund also relieves the investor of the burdensome administrative details involved in managing a portfolio of such investments, if available to individual investors. The benefits are at least partially offset by the expenses involved in operating an investment company. Such expenses primarily consist of the investment advisory and administrative fees and operational costs.

     The net asset value of the shares of common stock of an investment company that invests primarily in fixed-income securities changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a fixed-income portfolio can be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can be expected to decline. The Investment Adviser expects the Fund's net asset value to be relatively stable during normal market conditions, because the Fund's portfolio will consist primarily of floating and variable rate Corporate Loans, of fixed-rate Corporate Loans hedged by interest rate swap transactions and of short-term instruments. For these reasons, the Investment Adviser expects the value of the Fund's portfolio to fluctuate significantly less as a result of interest rate changes than would a portfolio of fixed-rate obligations. However, because variable interest rates only reset periodically, the Fund's net asset value may fluctuate from time to time in the event of an imperfect correlation between either the interest rates on variable rate loans in the Fund's portfolio or the variable interest rates on notional amounts in the Fund's interest rate swap transactions, and prevailing interest rates. Also, a default on a Corporate Loan in which the Fund has invested or a sudden and extreme increase in prevailing interest rates may cause a decline in the Fund's net asset value. Conversely, a sudden and extreme decline in interest rates could result in an increase in the Fund's net asset value. Furthermore, volatility in the capital markets may affect the Fund's net asset value given that the Fund uses market prices to value many of its corporate loan investments.

     The Fund is classified as non-diversified within the meaning of the 1940 Act, which means that the Fund is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. However, the Fund's investments will be limited so as to qualify the Fund as a "regulated investment company" for purposes of the Federal tax laws. See "Taxes." To qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year,

(i) not more than 25% of the market value of the Fund's total assets will be invested in the securities (other than U.S. Government securities) of a single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities (other than U.S. Government securities) of a single issuer. A fund that elects to be classified as "diversified" under the 1940 Act must satisfy the foregoing 5% requirement with respect to 75% of its total assets. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

DESCRIPTION OF CORPORATE LOANS

     The Corporate Loans in which the Fund invests primarily consist of direct obligations of a borrower undertaken to finance the growth of the borrower's business, internally or externally, or to finance a capital restructuring. Corporate Loans may also include debtor in possession financings pursuant to Chapter 11 of the U.S. Bankruptcy Code and obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code. A significant portion of such Corporate Loans are highly leveraged loans such as leveraged buy-out loans, leveraged recapitalization loans and other types of acquisition loans. Such Corporate Loans may be structured to include both term loans, which are generally fully funded at the time of the Fund's investment, and revolving credit facilities, which would require the Fund to make additional investments in the Corporate Loans as required under the terms of the credit facility. Such Corporate Loans may also include receivables purchase facilities, which are similar to revolving credit facilities secured by a borrower's receivables. Corporate Loans generally are issued in the form of senior syndicated loans, but the Fund also may invest from time to time in privately placed notes with credit and pricing terms which are, in the opinion of the Investment Adviser, consistent with investments in senior collateralized loan obligations. The Fund may invest without limitation in highly leveraged Corporate Loans that are rated below investment grade or are unrated. See "Risk Factors and Special Considerations."

     The Fund may invest in Corporate Loans that are made to non-U.S. borrowers, provided that the loans are U.S. dollar-denominated or otherwise provide for payment in U.S. dollars, and any such borrower meets the credit standards established by the Investment Adviser for U.S. borrowers. The Fund similarly may invest in Corporate Loans made to U.S. borrowers with significant non-dollar denominated revenues, provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Fund in U.S. dollars. In all cases where the Corporate Loans are not denominated in U.S. dollars, the Corporate Loan facility will provide for payments to the lenders, including the Fund, in U.S. dollars pursuant to foreign currency swap arrangements. Loans to such non-U.S. borrowers or U.S. borrowers may involve risks not typically involved in domestic investment, including fluctuation in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or U.S. governmental laws or restrictions applicable to such loans. With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position. In addition, information with respect to non-U.S. borrowers may differ from that available with respect to U.S. borrowers, since foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. borrowers.

     The Corporate Loans in which the Fund invests, in many instances, hold the most senior position in the capitalization structure of the borrower, and, in any case, in the judgment of the Investment Adviser, are in the category of senior debt of the borrower. Each Corporate Loan is secured by collateral that the Investment Adviser believes to have a market value, at the time of the Fund's investment in the Corporate Loan, which equals or exceeds the principal amount of the Corporate Loan. The value of such collateral generally is determined by an independent appraisal or by obtaining the market value of such collateral (e.g., cash or securities) if it is readily ascertainable. In the event of a default, however, the ability of the lender to have access to the collateral may be limited by bankruptcy and other insolvency laws. The value of the collateral may decline below the amount of the Corporate Loan subsequent to the Fund's investment in the loan. Under certain circumstances, the collateral is released with the consent of the Agent Bank and Co-Lenders or pursuant to the terms of the underlying credit agreement with the borrower. There is no assurance that the liquidation of the collateral will satisfy the borrower's obligation in the event of nonpayment of scheduled interest or principal, or that the collateral could be readily liquidated. As a result, the Fund might not receive payments to which it is entitled and thereby may experience a decline in the value of the investment and, possibly, its net asset value.

     In the case of highly leveraged loans, a borrower generally is required to pledge collateral that may include (i) working capital assets, such as accounts receivable and inventory, (ii) tangible fixed assets, such as real property, buildings and equipment, (iii) intangible assets, such as trademarks, copyrights and patent rights and (iv) security interests in securities of subsidiaries or affiliates. In the case of Corporate Loans to privately held companies, the companies' owners may provide additional credit support in the form of guarantees and/or pledges of other securities that they own. There may be temporary periods in the course of financing a borrower's tender offer where the collateral for the loan consists of common stock having a value not less than 200% of the value of the loan on the date the loan is made. Under such circumstances, the borrower generally proceeds with a subsequent transaction that will permit it to pledge assets of a company as collateral for the loan, although there can be no assurance that the borrower will be able to effect such transaction.

     In the case of project finance loans, the borrower is generally a special purpose entity that pledges undeveloped land and other non-income producing assets as collateral and obtains construction completion guaranties from third parties, such as the project sponsor. Project finance credit facilities typically provide for payment of interest from escrowed funds during a scheduled construction period, and for the pledge of current and fixed assets after the project is constructed and becomes operational. During the construction period, however, the lenders bear the risk that the project will not be constructed in a timely manner, or will exhaust project funds prior to completion. In such an event, the lenders may need to take legal action to enforce the completion guaranties, or may need to lend more money to the project on less favorable financing terms, or may need to liquidate the undeveloped project assets. There can be no assurance in any of such cases that the lenders will recover all of their invested capital.

     The rate of interest payable on floating or variable rate Corporate Loans is established as the sum of a base lending rate plus a specified margin. These base lending rates generally are the Prime Rate of a designated U.S. bank, LIBOR, the CD rate or another base lending rate used by commercial lenders. The interest rate on Prime Rate-based Corporate Loans floats daily as the Prime Rate changes, while the interest rate on LIBOR-based and CD-based Corporate Loans is reset periodically, typically every 30 days to one year. Certain of the floating or variable rate Corporate Loans in which the Fund invests permit the borrower to select an interest rate reset period of up to one year. A portion of the Fund's portfolio may be invested in Corporate Loans with interest rates that are fixed for the term of the loan. Investment in Corporate Loans with longer interest rate reset periods or fixed interest rates may increase fluctuations in the Fund's net asset value as a result of changes in interest rates. However, the Fund attempts to hedge all of its fixed rate Corporate Loans against fluctuations in interest rates by entering into interest rate swap transactions. The Fund also attempts to maintain a portfolio of Corporate Loans that have a dollar weighted average period to the next interest rate adjustment of no more than 90 days.

     The Fund may receive and/or pay certain fees in connection with its lending activities. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment fees. When the Fund buys a Corporate Loan it may receive a facility fee, and when it sells a Corporate Loan may pay a facility fee. In certain circumstances, the Fund may receive a prepayment fee on the prepayment of a Corporate Loan by a borrower. In connection with the acquisition of Corporate Loans, the Fund also may acquire warrants and other debt and equity securities of the borrower or its affiliates. The acquisition of such debt and equity securities will only be incidental to the Fund's purchase of an interest in a Corporate Loan.

     The Fund invests in a Corporate Loan only if, in the Investment Adviser's judgment, the borrower can meet debt service on such loan. In addition, the Investment Adviser will consider other factors deemed by it to be appropriate to the analysis of the borrower and the Corporate Loan. Such factors include financial ratios of the borrower such as pre-tax interest coverage, leverage ratios, the ratio of cash flows to total debt and the ratio of tangible assets to debt. In its analysis of these factors, the Investment Adviser also will be influenced by the nature of the industry in which the borrower is engaged, the nature of the borrower's assets and the Investment Adviser's assessments of the general quality of the borrower.

     The primary consideration in selecting such Corporate Loans for investment by the Fund is the creditworthiness of the borrower. The Investment Adviser performs its own independent credit analysis of the borrower in addition to utilizing information prepared and supplied by the Agent Bank, Co-Lender or Participant (each defined below) from whom the Fund purchases its Participation Interest in a Corporate Loan. The Investment Adviser's analysis continues on an ongoing basis for any Corporate Loans in which the Fund has invested. Although the Investment Adviser uses due care in making such analysis, there can be no assurance that such analysis will disclose factors that may impair the value of the Corporate Loan.

     Corporate Loans made in connection with highly leveraged transactions are subject to greater credit risks than other Corporate Loans in which the Fund may invest. These credit risks include a greater possibility of default or bankruptcy of the borrower and the assertion that the pledging of collateral to secure the loan constituted a fraudulent conveyance or preferential transfer which can be nullified or subordinated to the rights of other creditors of the borrower under applicable law.

     The Fund does not have a policy with regard to minimum ratings for Corporate Loans in which it may invest. Investments in Corporate Loans are based primarily on the Investment Adviser's independent credit analyses of a particular borrower. Moreover, the Investment Adviser does not regard the ratings of other publicly held securities of a borrower to be relevant to its investment considerations. See "Appendix--Ratings of Securities."

     A borrower also must comply with various restrictive covenants contained in any Corporate Loan agreement between the borrower and the lending syndicate. Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on total debt. In addition, the Corporate Loan agreement may contain a covenant requiring the borrower to prepay the Corporate Loan with any excess cash flow. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after giving effect to any cure period) which is not waived by the Agent Bank and the lending syndicate normally is an event of acceleration (i.e., the Agent Bank has the right to call the outstanding Corporate Loan).

     It is expected that a majority of the Corporate Loans will have stated maturities ranging from three to ten years. However, such Corporate Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Corporate Loan from excess cash flow, as discussed above, and may permit the borrower to prepay at its election. The degree to which borrowers prepay Corporate Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among other factors. Accordingly, prepayments cannot be predicted with accuracy. Upon a prepayment, the Fund may receive both a prepayment fee from the prepaying borrower and a facility fee on the purchase of a new Corporate Loan with the proceeds from the prepayment of the former. Such fees may mitigate any adverse impact on the yield on the Fund's portfolio which may arise as a result of prepayments and the reinvestment of such proceeds in Corporate Loans bearing lower interest rates.

     Loans to non-U.S. borrowers or to U.S. borrowers with significant non-U.S. dollar-denominated revenues may provide for conversion of all or part of the loan from a U.S. dollar-denominated obligation into a foreign currency obligation at the option of the borrower. The Fund may invest in Corporate Loans that were converted into non-U.S. dollar-denominated obligations only when the Corporate Loan facility provides for payments to the lenders in U.S. dollars pursuant to foreign currency swap arrangements. Foreign currency swaps involve the exchange by the lenders, including the Fund, with another party (the "counterparty") of the right to receive the currency in which the loan is denominated for the right to receive U.S. dollars. The Fund will enter into a transaction subject to a foreign currency swap only if, at the time of entering into such swap, the outstanding debt obligations of the counterparty are investment grade (i.e., rated BBB or A-3 or higher by S&P or Baa or P-3 or higher by Moody's, or determined to be of comparable quality in the judgment of the Investment Adviser). The amounts of U.S. dollar payments to be received by the lenders and the foreign currency payments to be received by the counterparty are fixed at the time the swap arrangement is entered into. Accordingly, the swap protects the Fund from fluctuations in exchange rates and locks in the right to receive payments under the loan in a predetermined amount of U.S. dollars. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the swap arrangements; however, the U.S. dollar value of the Fund's right to foreign currency payments under the loan will be subject to fluctuations in the applicable exchange rate to the extent that a replacement swap arrangement is unavailable or the Fund is unable to recover damages from the defaulting counterparty. If the borrower defaults on or prepays the underlying Corporate Loan, the Fund may be required pursuant to the swap arrangements to compensate the counterparty to the extent of fluctuations in exchange rates adverse to the counterparty. In the event of such a default or prepayment, an amount of cash or liquid securities having an aggregate net asset value at least equal to the amount of compensation that must be paid to the counterparty pursuant to the swap arrangements will be maintained in a segregated account by the Fund's custodian.

DESCRIPTION OF PARTICIPATION INTERESTS

     A Corporate Loan in which the Fund may invest typically is originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions one or more of which administers the Loan on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell Corporate Loans to third parties called "Participants." The Fund invests in a Corporate Loan either by participating as a Co-Lender at the time the loan is originated or by buying an interest in the Corporate Loan from a Co-Lender or a Participant. Co-Lenders and Participants interposed between the Fund and a borrower, together with Agent Banks, are referred to herein as "Intermediate Participants."

     The Fund may invest in a Corporate Loan at origination as a Co-Lender or by acquiring participations in, assignments of or novations of a Corporate Loan (collectively, "Participation Interests"). In a novation, the Fund accepts all of the rights of the Intermediate Participants in a Corporate Loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower and assumes all of the obligations of the Intermediate Participants, including any obligations to make future advances to the borrower. As a result, therefore, the Fund has the status of a Co-Lender. As an alternative, the Fund may purchase an assignment of all or a portion of an Intermediate Participant's interest in a Corporate Loan, in which case the Fund is required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower but would otherwise be entitled to all of such lender's rights in the Corporate Loan. The Fund also may purchase a participation in a portion of the rights of an Intermediate Participant in a Corporate Loan by means of a participation agreement with such Intermediate Participant. A participation in the rights of an Intermediate Participant is similar to an assignment in that the Intermediate Participant transfers to the Fund all or a portion of an interest in a Corporate Loan. Unlike an assignment, however, a participation does not establish any direct relationship between the Fund and the borrower. In such a case, the Fund is required to rely on the Intermediate Participant that sold the participation not only for the enforcement of the Fund's rights against the borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. The Fund will not act as an Agent Bank, guarantor, sole negotiator or sole structuror with respect to a Corporate Loan.

     Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the borrower, in the event the borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the borrower. Moreover, under the terms of a participation, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the borrower), so that the Fund may also be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank, as described below. Further, in the event of the bankruptcy or insolvency of the borrower, the obligation of the borrower to repay the Corporate Loan may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the Agent Bank or Intermediate Participant. The Fund invests in Corporate Loans only if, at the time of investment, the outstanding debt obligations of the Agent Bank and Intermediate Participants are investment grade (i.e., rated BBB or A-3 or higher by S&P or Baa or P-3 or higher by Moody's, or determined to be of comparable quality in the judgment of the Investment Adviser).

     Because the Fund regards the issuer of a Corporate Loan as including the borrower under a Corporate Loan Agreement, the Agent Bank and any Intermediate Participant, the Fund may be deemed to be concentrated in securities of issuers in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. As a result, the Fund is subject to certain risks associated with such institutions. Banking and thrift institutions are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments that such institutions may make and the interest rates and fees that such institutions may charge. The profitability of these institutions is largely dependent on the availability and cost of capital funds, and has shown significant recent fluctuation as a result of volatile interest rate levels. In addition, general economic conditions are important to the operations of these institutions, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies also are affected by economic and financial conditions and are subject to extensive government regulation, including rate regulation. The property and casualty industry is cyclical, being subject to dramatic swings in profitability which can be affected by natural catastrophes and other disasters. Individual companies may be exposed to material risks, including reserve inadequacy, latent health exposure and inability to collect from their reinsurance carriers. The financial services area is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. In this regard, recent business combinations have included insurance, finance and securities brokerage under single ownership. Moreover, the Federal laws generally separating commercial and investment banking are currently being studied by Congress.

     In a typical Corporate Loan, the Agent Bank administers the terms of the Corporate Loan Agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to the credit of all lenders which are parties to the Corporate Loan Agreement. The Fund generally relies on the Agent Bank or an Intermediate Participant to collect its portion of the payments on the Corporate Loan. Furthermore, the Fund generally relies on the Agent Bank to use appropriate creditor remedies against the borrower. Typically, under Corporate Loan Agreements, the Agent Bank is given broad discretion in enforcing the Corporate Loan Agreement, and is obligated to use only the same care it would use in the management of its own property. The borrower compensates the Agent Bank for these services. Such compensation may include special fees paid on structuring and funding the Corporate Loan and other fees paid on a continuing basis.

     In the event that an Agent Bank becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding, assets held by the Agent Bank under the Corporate Loan Agreement should remain available to holders of Corporate Loans. If, however, assets held by the Agent Bank for the benefit of the Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the Agent Bank's general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a Corporate Loan or suffer a loss of principal and/or interest. In situations involving Intermediate Participants similar risks may arise, as described above.

     The Fund may have certain obligations pursuant to a Corporate Loan agreement, which may include the obligation to make future advances to the borrower in connection with revolving credit facilities in certain circumstances. The Fund currently intends to reserve against such contingent obligations by segregating sufficient investments in high quality, short-term, liquid instruments. The Fund will not invest in Corporate Loans that would require the Fund to make any additional investments in connection with such future advances if such commitments would exceed 20% of the Fund's total assets or would cause the Fund to fail to meet the diversification requirements described under "Investment Objective and Policies."

ILLIQUID SECURITIES

     Certain Corporate Loans are, at present, not readily marketable and may be subject to restrictions on resale. Although the market for Corporate Loans has developed significantly during recent years, certain of the Corporate Loans in which the Fund invests do not have the liquidity of conventional debt securities traded in the secondary market and may be considered illiquid. The Fund has no limitation on the amount of its investments which are not readily marketable or are subject to restrictions on resale. Such investments, which may be considered illiquid, may affect the Fund's ability to realize the net asset value in the event of a voluntary or involuntary liquidation of its assets. To the extent that such investments are illiquid, the Fund may have difficulty disposing of portfolio securities in order to purchase shares of its common stock pursuant to tender offers, if any. The Board of Directors of the Fund will consider the liquidity of the Fund's portfolio securities in determining whether a tender offer should be made by the Fund. See "Net Asset Value" for information with respect to valuation of illiquid Corporate Loans.

OTHER INVESTMENT POLICIES

     The Fund has adopted certain other policies as set forth below:

     Borrowing. The Fund is authorized to borrow money in amounts of up to 33 1/3% of the value of its total assets at the time of such borrowings. Borrowings by the Fund (commonly known as "leveraging") create an opportunity for greater total return but, at the same time, increase exposure to capital risk. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds. See "Borrowings by the Fund."

     Repurchase Agreements. The Fund may enter into repurchase agreements with respect to its permitted investments but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. Under a repurchase agreement the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date usually is within seven days of the original purchase date. Repurchase agreements are deemed to be loans under the 1940 Act. In all cases, the Investment Adviser must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of the bankruptcy (or other insolvency proceeding) of the other party to a repurchase agreement, the Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchases may have declined, the Fund could experience a loss.

     Lending of Portfolio Securities. The Fund may from time to time lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the United States Government. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. This limitation is a fundamental policy, and it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The purpose of such loans is to permit the borrower to use such securities for delivery to purchasers when such borrower has sold short. If cash collateral is received by the Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Fund. Alternatively, if securities are delivered to the Fund as collateral, the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for lending its portfolio securities. In either event, the total yield on the Fund's portfolio is increased by loans of its portfolio securities. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. Such loans are terminable at any time. The Fund may pay reasonable finder's, administrative and custodial fees in connection with such loans. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.

"WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS

     The Fund also may purchase and sell interests in Corporate Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuation; the value of the interests in Corporate Loans and other portfolio debt securities at delivery may be more or less than their purchase price, and yields generally available on such interests or securities when delivery occurs may be higher than yields on the interests or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase such interest or securities on such basis only with the intention of actually acquiring these interests or securities, but the Fund may sell such interests or securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring interests or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.

INTEREST RATE HEDGING TRANSACTIONS


     The Fund may hedge all or a portion of its portfolio investments against fluctuations in interest rates by entering into interest rate hedging transactions. While the Fund's use of hedging strategies is intended to further the Fund's investment objective, there can be no assurance that the Fund's interest rate hedging transactions will be effective. Suitable hedging instruments may not be available on a timely basis and on acceptable terms. Furthermore, the Fund has no obligation to enter into interest rate hedging transactions and may only be engaged in interest rate hedging transactions from time to time and may not necessarily engage in hedging transactions when moves in interest rates occur.


     Certain Federal income tax requirements may limit the Fund's ability to engage in interest rate hedging transactions. Gains from transactions in interest rate hedges distributed to shareholders are taxable as ordinary income or, in certain circumstances, as long-term capital gains to shareholders. See "Taxes."

     The Fund expects to enter into interest rate hedging transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund also attempts to enter into interest rate hedging transactions to hedge all of its fixed rate Corporate Loans against fluctuations in interest rates. The Fund may enter into interest rate hedges on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Typically, the parties with which the Fund enters into interest rate hedging transactions are broker-dealers and other financial institutions.

     The interest rate hedging transactions in which the Fund may engage include interest rate swaps involving the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. For example, if the Fund holds a Corporate Loan with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This enables the Fund to offset a decline in the value of the Corporate Loan due to rising interest rates, but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund holds a Corporate Loan with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates, but would preclude it from taking full advantage of rising interest rates.

     The Fund also may engage in interest rate hedging transactions in the form of purchasing or selling interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest equal to the difference of the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

     Inasmuch as these interest rate hedging transactions are entered into for good faith hedging purposes, the Investment Adviser believes that such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund usually enters into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or high grade liquid debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any interest rate hedging transaction unless the Investment Adviser considers the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto to be investment grade. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Interest rate caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Investment Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

     The use of interest rate hedges is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used.

     There is no limit on the amount of interest rate hedging transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate hedges is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the Corporate Loan underlying an interest rate swap is prepaid and the Fund continues to be obligated to make payments to the other party to the swap, the Fund would have to make such payments from another source. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive. Since interest rate transactions are individually negotiated, the Investment Adviser expects to achieve an acceptable degree of correlation between the Fund's rights to receive interest on Participation Interests and its rights and obligations to receive and pay interest pursuant to interest rate swaps.

                             BORROWINGS BY THE FUND


     The Fund may borrow money representing up to approximately 33 1/3%, or issue shares of preferred stock representing up to approximately 50%, of the Fund's total assets immediately after such borrowing or issuance. There can be no assurance, however, that money will actually be borrowed or that preferred stock representing such percentage of the Fund's capital will actually be issued. Borrowings by the Fund or the issuance of the preferred stock will result in leveraging of the common stock. The Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace. Borrowings from an affiliate of the Investment Adviser will result in the payment of fees and interest on borrowed funds to the affiliate by the Fund.


     The Fund may borrow money to finance the purchase of shares of its common stock pursuant to tender offers. The Fund also may incur borrowings and/or issue preferred stock for the purpose of acquiring additional income-producing investments when the Investment Adviser believes that the interest or dividend payments and other costs with respect to such borrowings and/or preferred stock issuance will be exceeded by the anticipated return on such investments. The amount of any such borrowing or issuance will depend on market or economic conditions existing at that time. Although the Fund is authorized to borrow money and/or issue preferred stock to finance the purchase of investments, it does not currently anticipate doing so.

     Capital raised through leverage will be subject to interest costs or dividend payments which may or may not exceed the interest on the assets purchased. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements and those restricting the Fund's payment of dividends and distributions on the common stock in certain instances. The issuance of preferred stock involves offering expenses and other costs and may limit the Fund's freedom to pay dividends on shares of common stock or to engage in other activities. Borrowings and the issuance of preferred stock having priority over the Fund's common stock create an opportunity for greater income per share of common stock, but at the same time such borrowing or issuance is a speculative technique in that it will increase the Fund's exposure to capital risk. Such risks may be reduced through the use of borrowings and preferred stock that have floating rates of interest. Unless the income and appreciation, if any, on assets acquired with borrowed funds or offering proceeds exceeds the cost of borrowing or issuing additional classes of securities, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

     The Fund's willingness to borrow money and issue new securities for investment purposes, and the amount it will borrow, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Investment Adviser's ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

                            INVESTMENT RESTRICTIONS

     The following are fundamental investment restrictions of the Fund and, prior to issuance of any preferred stock, may not be changed without the approval of the holders of a majority of the Fund's outstanding shares of common stock (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares of common stock represented at a meeting at which more than 50% of the outstanding shares of common stock are represented or (ii) more than 50% of the outstanding shares). Subsequent to the issuance of a class of preferred stock, the following investment restrictions may not be changed without the approval of a majority of the outstanding shares of common stock and of the preferred stock, voting together as a class, and the approval of a majority of the outstanding shares of preferred stock, voting separately by class. The Fund may not:

          1.  Borrow money or issue senior securities, except as permitted by
     Section 18 of the 1940 Act.

          2. Make investments for the purpose of exercising control or management.

          3. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter's or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than 10% of the Fund's total assets would be invested in such securities.

          4. Purchase or sell real estate; provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

          5. Underwriter securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

          6. Make loans to other persons, except (i) to the extent that the Fund may be deemed to be making loans by purchasing Corporate Loans, as a Co-Lender or otherwise, and other debt securities and entering into repurchase agreements in accordance with its investment objective, policies and limitations and (ii) the Fund may lend its portfolio securities in an amount not in excess of 33 1/3% of its total assets, taken at market value, provided that such loans shall be made in accordance with the guidelines set forth in this Prospectus.

          7. Invest more than 25% of its total assets in the securities of issuers in any one industry; provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities; and provided further that the Fund may invest more than 25% and may invest up to 100% of its assets in securities of issuers in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. For purposes of this restriction, the term "issuer" includes the Borrower, the Agent Bank and any Intermediate Participant (as defined under "Investment Objective and Policies -- Description of Participation Interests").

          8. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          9. Make short sales of securities or maintain a short position or invest in put, call, straddle or spread options.

     An additional investment restriction adopted by the Fund, which may be changed by the Board of Directors, provides that the Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with hedging techniques involving interest rate transactions, foreign currency swap transactions relating to non-U.S. dollar-denominated loans and permitted borrowings by the Fund.

     If a percentage restriction on investment policies or the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the 1940 Act and the rules and regulations thereunder. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as principal. See "Portfolio Transactions."

     The Fund has established procedures for blocking the use of inside information in securities transactions (commonly referred to as "Chinese Wall procedures"). As a result, in relation to other funds managed by the same portfolio manager as the Fund, if one fund buys a security that is publicly traded or privately placed, respectively, the other fund may be deprived of the opportunity to buy a security of the same issuer that is privately placed or publicly traded, respectively.

                               PURCHASE OF SHARES

SUBSCRIPTION OFFERING

     Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc. (the "Distributor"), an affiliate of the Investment Adviser, acts as the distributor of shares of common stock of the Fund.

     The Distributor, and other securities dealers which have entered into selected dealer agreements with the Distributor, including Merrill Lynch, will solicit subscriptions for shares of the Fund during a period expected to end on March 23, 1999. The subscription period may be extended for up to an additional 30 days upon agreement between the Fund and the Distributor. On the third business day after the conclusion of the subscription period, the subscriptions will be payable, the shares will be issued and the Fund will commence operations. The subscription offering may be terminated by the Fund or the Distributor at any time, in which event no shares will be issued (and, therefore, the Fund will not commence operations, no amounts will be payable by subscribers, any payments by subscribers will be refunded in full without interest) or a limited number of shares will be issued.

     The public offering price of the shares during the subscription offering is $10.00 without a front-end sales charge. The minimum initial purchase for shares of common stock during the subscription offering is $1,000.

     The proceeds per share to the Fund from the sale of all shares sold during the subscription period will be $10.00. As set forth below, the Distributor may make payments to Merrill Lynch or other selected dealers from its own assets.

     Due to the administrative complexities associated with the subscription offering, administrative errors may result in the Distributor or an affiliate inadvertently acquiring nominal numbers (in no event in excess of 5% of the shares of common stock) or shares of common stock which it may wish to resell. Such shares of common stock will not be subject to any investment restriction and may be resold pursuant to this Prospectus.

CONTINUOUS OFFERING

     After completion of the subscription offering, the Fund expects to engage in a continuous offering of its shares of common stock through the Distributor and other securities dealers that have entered into selected dealer agreements with the Distributor, including Merrill Lynch. During the continuous offering of the Fund's common stock, shares of the Fund may be purchased from the Distributor or selected dealers, including Merrill Lynch, or by mailing a purchase order directly to the Fund's Transfer Agent. Minimum initial and subsequent purchase requirements during the continuous offering are:

                                                                THE            THE
                                                              MINIMUM        MINIMUM
                                                              INITIAL      SUBSEQUENT
                                                             PURCHASE       PURCHASE
             FOR INVESTMENTS IN THE FUND MADE                AMOUNT IS      AMOUNT IS
             --------------------------------               -----------    -----------
Directly through the Fund's Distributor or Transfer
  Agent...................................................    $1,000           $50
Via 401(k) or 403(b) plans maintained through Merrill
  Lynch...................................................      None          None
Via other individual retirement accounts or other
  retirement plans that are not maintained through Merrill
  Lynch...................................................    $  250           $ 1

     To permit the Fund to invest the net proceeds from the sale of its shares of common stock in an orderly manner, the Fund may delay the commencement of the continuous offering of its shares of common stock or, from time to time, suspend the sale of its shares of common stock, except for sales to existing holders of common stock and dividend reinvestments.

     The Fund will offer its shares during the continuous offering at a public offering price equal to the next determined net asset value per share without a front-end sales charge. The applicable offering price for purchase orders is based on the net asset value of the Fund next determined after receipt of the purchase order by the Distributor. As to purchase orders received by securities dealers prior to the close of business on the New York Stock Exchange (generally, the NYSE closes at 4:00 p.m., Eastern time), which includes orders received after the close of business on the previous day, the applicable offering price is based on the net asset value determined as of 15 minutes after the close of business on the NYSE on that day, provided the Distributor in turn receives the order from the securities dealer prior to 30 minutes after the close of business on the NYSE on that day. If the purchase orders are not received by the Distributor prior to 30 minutes after the close of business on the NYSE on that day, such orders are deemed received on the next business day. Any order may be rejected by the Distributor or the Fund. The Fund or the Distributor may suspend the continuous offering of the Fund's shares at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. The Distributor is required to advise the Fund promptly of all purchase orders and cause payments for shares of common stock to be delivered promptly to the Fund. Merrill Lynch charges its customers a processing fee (presently $5.35) to confirm a purchase of shares by such customers. Purchases made directly through the Fund's Transfer Agent are not subject to the processing fee.

     Due to the administrative complexities associated with a continuous offering, administrative errors may result in the Distributor or an affiliate inadvertently acquiring nominal numbers (in no event in excess of 5% of the shares of common stock) of shares of common stock that it may wish to resell. Such shares of common stock will not be subject to any investment restriction and may be resold pursuant to this Prospectus.


     The Distributor compensates Merrill Lynch or other selected dealers at a rate of 1.0% of amounts purchased. In addition, the Distributor compensates Merrill Lynch or such dealers quarterly at an annual rate equal to 0.75% of the value of Fund shares that remain outstanding after one year from the date of their original purchase sold by Merrill Lynch or such dealers. The foregoing payments made by the Distributor will be made from its own assets or an affiliate's and will not be an expense borne by the Fund. Total compensation paid to Merrill Lynch, selected dealers and the Distributor, including the compensation paid at the time of purchase, the quarterly payments mentioned above and the early withdrawal charge, if any, will not exceed the applicable limit (presently, 8%), as determined from time to time by the National Association of Securities Dealers, Inc.


     Upon the transfer of shares out of a Merrill Lynch brokerage account, an investment account in the transferring shareholder's name may be opened at the Transfer Agent. Shareholders should be aware that it will not be possible to transfer their shares from Merrill Lynch to another brokerage firm or financial institution. Shareholders interested in transferring their brokerage accounts from Merrill Lynch and who do not wish to have an account maintained for such shares at the Fund's transfer agent must tender the shares for repurchase by the Fund as described under "Tender Offers" so that the cash proceeds can be transferred to the account at the new firm.

                                 TENDER OFFERS

     In recognition of the possibility that a secondary market for the Fund's shares will not exist, the Fund intends to take certain actions that provide liquidity to shareholders. The Fund intends from time to time to make offers to purchase its shares of common stock from all beneficial holders at a price per share equal to the net asset value per share determined at the close of business on the day an offer terminates. Commencing with the second quarter of Fund operations, the Board of Directors presently intends to make tender offers on a quarterly basis. There can be no assurance, however, that the Board of Directors will decide to undertake the making of any tender offer. Subject to the Fund's investment restriction with respect to borrowings, the Fund may borrow money to finance the repurchase of shares pursuant to any tender offers. See "Borrowings by the Fund" and "Investment Restrictions."

     The Fund expects that ordinarily there will be no secondary market for the Fund's common stock and that periodic tenders will be the only source of liquidity for Fund shareholders. Nevertheless, if a secondary market develops for the common stock of the Fund, the market price of the shares may vary from net asset value from time to time. Such variance may be affected by, among other factors, relative demand and supply of shares and the performance of the Fund, especially as it affects the yield on and net asset value of the common stock of the Fund. A tender offer for shares of common stock of the Fund at net asset value is expected to reduce any spread between net asset value and market price that may otherwise develop. However, there can be no assurance that such action would result in the Fund's common stock trading at a price which equals or approximates net asset value.

     Although the Board of Directors believes that the tender offers generally are beneficial to shareholders, the acquisition of shares of common stock by the Fund will decrease the total assets of the Fund. Tender offers are therefore likely to increase the Fund's expense ratio (assuming such acquisition is not offset by the issuance of additional shares of common stock). Furthermore, to the extent the Fund borrows to finance the making of tender offers, interest on such borrowings reduce the Fund's net investment income.

     It is the Board's announced policy, which may be changed by the Board, not to purchase shares pursuant to a tender offer if (1) such purchases would impair the Fund's status as a regulated investment company under the Federal tax laws (which would cause the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund);
(2) the Fund would not be able to liquidate portfolio securities in a manner which is orderly and consistent with the Fund's investment objective and policies in order to purchase common stock tendered pursuant to the tender offer; or (3) there is, in the Board's judgment, any (a) legal action or proceeding instituted or threatened challenging the tender offer or otherwise materially adversely affecting the Fund, (b) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by banks in the United States or New York State, which is material to the Fund, (c) limitation imposed by Federal or state authorities on the extension of credit by lending institutions, (d) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States which is material to the Fund, or (e) other event or condition which would have a material adverse effect on the Fund or its shareholders if shares of common stock tendered pursuant to the tender offer were purchased. Thus, there can be no assurance that the Board will proceed with any tender offer. The Board of Directors may modify these conditions in light of circumstances existing at the time. If the Board of Directors determines to purchase the Fund's shares of common stock pursuant to a tender offer, such purchases could reduce significantly the asset coverage of any borrowing or outstanding senior securities. The Fund may not purchase shares of common stock to the extent such purchases would result in the asset coverage with respect to such borrowing or senior securities being reduced below the asset coverage requirement set forth in the 1940 Act. Accordingly, in order to purchase all shares of common stock tendered, the Fund may have to repay all or part of any then outstanding borrowing or redeem all or part of any then outstanding senior securities to maintain the required asset coverage. See "Borrowings by the Fund." In addition, the amount of shares of common stock for which the Fund makes any particular tender offer may be limited for the reasons set forth above or in respect of other concerns related to liquidity of the Fund's portfolio.

     In the event that circumstances arise under which the Fund does not conduct the tender offers regularly, the Board of Directors will consider alternative means of providing liquidity for holders of common stock. Such action would include evaluating any secondary market that then exists and determining whether such market provides liquidity for shareholders. If the Board of Directors determines that such market, if any, fails to provide liquidity for the holders of common stock, the Board plans to consider alternatives to providing such liquidity. Among the alternatives that the Board of Directors may consider is the listing of the Fund's common shares on a major domestic stock exchange or on the Nasdaq National Market. The Board of Directors also may consider causing the Fund to repurchase its shares from time to time in open-market or private transactions when it can do so on terms that represent a favorable investment opportunity. In any event, the Board of Directors cause the Fund to take whatever action it deems necessary or appropriate to provide liquidity for the shareholders in light of the facts and circumstances existing at such time.

     Consummating a tender offer may require the Fund to liquidate portfolio securities, and realize gains or losses, at a time when the Investment Adviser would otherwise consider it disadvantageous to do so.


     Each tender offer is made and shareholders are notified in accordance with the requirements of the Securities Exchange Act of 1934 and the 1940 Act, either by publication or mailing or both. The offering documents contain information prescribed by such laws and the rules and regulations promulgated thereunder. The repurchase of tendered shares by the Fund is a taxable event. See "Taxes." The Fund pays all costs and expenses associated with the making of any tender offer. An early withdrawal charge is imposed on most shares accepted for tender that have been held for less than one year. See "Early Withdrawal Charge." In addition, Merrill Lynch charges its customers a processing fee (presently $5.35) to confirm a repurchase of shares from such customers pursuant to a tender offer. Tenders made directly through the Fund's Transfer Agent are not subject to the processing fee.


     Shareholders have an investment option consisting of the right to reinvest the net proceeds from a sale of shares (the "Original Shares") in a tender offer by the Fund in Class C shares of certain Merrill Lynch-sponsored open-end funds ("Eligible Class C Shares") at their net asset value, without the imposition of any contingent deferred sales charge upon any subsequent redemption of Eligible Class C Shares, if the conditions set forth below are satisfied. First, net proceeds from the sale of the Original Shares in the tender offer must be immediately reinvested in Eligible Class C Shares. Second, the investment option is available only with respect to the proceeds of shares as to which no early withdrawal charge is applicable. Eligible Class C shares are subject to an ongoing account maintenance fee and an ongoing distribution fee. Before taking advantage of this investment option, shareholders should obtain a currently effective prospectus of the fund in which they intend to invest and should consult their Merrill Lynch Financial Consultant.

                            EARLY WITHDRAWAL CHARGE

     An early withdrawal charge to recover distribution expenses incurred by the Distributor is charged against the shareholder's investment account and paid to the Distributor in connection with most shares of common stock held for less than one year which are repurchased pursuant to a tender offer. The early withdrawal charge is imposed on those shares accepted for tender based on an amount equal to the lesser of the then current net asset value or the cost of the shares. Accordingly, the early withdrawal charge is not imposed on increases in the net asset value above the initial purchase price. In addition, the early withdrawal charge is not imposed on shares acquired by reinvesting dividends or capital gains distributions. In determining whether an early withdrawal charge is payable, it is assumed that the acceptance of an offer to repurchase pursuant to a tender offer would be made from the earliest purchase of shares of common stock. The early withdrawal charge imposed, if any, varies depending on the length of time the common stock has been owned since purchase (separate purchases shall not be aggregated for these purposes), as set forth in the following table:

                                                                EARLY
                     YEAR OF REPURCHASE                       WITHDRAWAL
                       AFTER PURCHASE                           CHARGE
                     ------------------                       ----------
First.......................................................     1.0%
Second and following........................................     0.0%

     In determining whether an early withdrawal charge is applicable to a tender of shares of common stock, the calculation is determined in the manner that results in the lowest possible amount being charged. Therefore, it is assumed that the shareholder first tenders shares held for over one year and shares acquired by reinvesting dividends or distributions. The Fund waives the early withdrawal charge on shares tendered following the death of all beneficial owners of such shares, provided the shares are tendered within one year of death (a death certificate and other applicable documents may be required). At the time of tender, the record or succeeding beneficial owner must notify the Transfer Agent either directly or indirectly through the Distributor that the early withdrawal charge should be waived. Upon confirmation of the owner's entitlement, the waiver will be granted; otherwise, the waiver will be lost.

  EXAMPLE:

     Assume an investor purchased 1,000 shares of common stock (at a cost of $10,000) and six months after purchase, the net asset value per share is $10.05 and, during the six months period, the investor has acquired 30 additional shares of common stock upon dividend reinvestment. If the investor first tenders 500 shares at this time (proceeds of $5,025), 30 shares will not be subject to the early withdrawal charge because they were acquired by dividend reinvestment. With respect to the remaining 470 shares, the early withdrawal charge is applied only to the original cost of $10 per share (and not to the increase in net asset value of $0.05 per share). Therefore, $4,700 of the $5,025 repurchase proceeds will be charged at a rate of 1.0%.

                             DIRECTORS AND OFFICERS

     Information about the Directors, executive officers and portfolio manager of the Fund, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of the portfolio manager and each Director and executive officer is P.O. Box 9011, Princeton, New Jersey 08536-9011.

     TERRY K. GLENN (58) -- President and Director(1)(2) -- Executive Vice President of the Investment Adviser and its affiliate, Fund Asset Management, L.P. ("FAM") (which terms as used herein include their corporate predecessors), since 1983; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; Executive Vice President and Director of Princeton Services since 1993; President of Princeton Administrators, L.P. since 1988.


     RONALD W. FORBES (58) -- Director(2) -- 1400 Washington Avenue, Albany, New York 12222. Professor of Finance, School of Business, State University of New York at Albany since 1989; Consultant, Urban Institute, Washington, D.C. since 1995.

     CYNTHIA A. MONTGOMERY (46) -- Director(2) -- Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Assistant Professor, Graduate School of Business Administration, The University of Michigan from 1979 to 1985; Director, UNUM Corporation since 1990 and Director of Newell Co. since 1995.



     CHARLES C. REILLY (67) -- Director(2) -- 9 Hampton Harbor Road, Hampton Bays, New York 11946. Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, The University of Pennsylvania from 1989 to 1990.



     KEVIN A. RYAN (66) -- Director(2) -- 127 Commonwealth Avenue, Chestnut Hill, Massachusetts 02167. Founder and current Director of The Boston University Center for the Advancement of Ethics and Character; Professor of Education at Boston University since 1982; Formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.



     RICHARD R. WEST (60) -- Director(2) -- Box 604, Genoa, Nevada 89411. Professor of Finance since 1984, and Dean from 1984 to 1993, and currently Dean Emeritus of New York University, Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc., Vornado Realty Trust, Inc., Vornado Operating Company and Alexander's Inc.


     ARTHUR ZEIKEL (66) -- Director(1)(2) -- Chairman of the Investment Adviser and FAM from 1997 to 1999; President of the Investment Adviser and FAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") from 1997 to 1999 and Director from 1997 to 1999; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") from 1990 to 1999.

     JOSEPH T. MONAGLE, JR. (50) -- Senior Vice President(1)(2) -- Senior Vice President of the Investment Adviser and FAM since 1990; Department Head of the Global Fixed Income Division of the Investment Adviser and FAM since 1997; Senior Vice President of Princeton Services since 1993.

     R. DOUGLAS HENDERSON (41) -- Senior Vice President and Portfolio Manager(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1989 to 1997.

     DONALD C. BURKE (38) -- Vice President and Treasurer(1)(2) -- Senior Vice President and Treasurer of the Investment Adviser since 1999; First Vice President of the Investment Adviser from 1997 to 1999 and Vice President of the Investment Adviser from 1990 to 1997; Director of Taxation of the Investment Adviser since 1990.

     PATRICK D. SWEENEY (44) -- Secretary(1)(2) -- First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1990 to 1997.
---------------
(1) Interested person, as defined in the 1940 Act, of the Fund.
(2) Such Director or officer is a director, trustee, officer or member of the advisory board of certain other investment companies for which the Investment Adviser or FAM acts as investment adviser.

COMPENSATION OF DIRECTORS


     Pursuant to its investment advisory agreement with the Fund (the "Investment Advisory Agreement"), the Investment Adviser pays all compensation of officers and employees of the Fund as well as the fees of all Directors of the Fund who are affiliated persons of ML & Co. or its subsidiaries. The Fund pays each Director not affiliated with the Investment Adviser (each a "non-affiliated Director") a fee of $3,000 per year plus $300 per meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund also pays members of the Board's Audit and Nominating Committee (the "Committee"), which consists of all of the non-affiliated Directors, an annual fee of $900. The Chairman of the Committee receives an additional annual fee of $1,000.


     The following table sets forth the compensation to be paid by the Fund to the non-affiliated Directors projected through the end of the Fund's first full fiscal year and the aggregate compensation paid to non-affiliated Directors from all registered investment companies advised by the Investment Adviser and its affiliate FAM ("MLAM/FAM Advised Funds") for the calendar year ended December 31, 1998.


                                                                                        AGGREGATE
                                                                                      FROM FUND AND
                                                          PENSION OR RETIREMENT      MLAM/FAM ADVISED
                                         COMPENSATION    BENEFITS ACCRUED AS PART     FUNDS PAID TO
NAME OF DIRECTOR                          FROM FUND          OF FUND EXPENSE           DIRECTORS(1)
----------------                         ------------    ------------------------    ----------------
Ronald W. Forbes.......................     $5,100                 None                  $192,567
Cynthia A. Montgomery..................     $5,100                 None                  $192,567
Charles C. Reilly......................     $6,100                 None                  $362,858
Kevin A. Ryan..........................     $5,100                 None                  $192,567
Richard R. West........................     $5,100                 None                  $326,125


---------------

(1) The Directors serve on the Boards of other MLAM/FAM Advised Funds as follows: Mr. Forbes (37 registered investment companies consisting of 50 portfolios); Ms. Montgomery (37 registered investment companies consisting of 50 portfolios); Mr. Reilly (56 registered investment companies consisting of 69 portfolios); Mr. Ryan (37 registered investment companies consisting of 50 portfolios); and Mr. West (58 registered investment companies consisting of 83 portfolios).


                              INVESTMENT ADVISORY
                        AND ADMINISTRATIVE ARRANGEMENTS


     The Investment Adviser, which is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch, provides the Fund with investment advisory and administrative services. The Merrill Lynch Asset Management Group (which includes the Investment Adviser) acts as the investment adviser to more than 100 registered investment companies and offers investment advisory services to individuals and institutional accounts. As of December 1998, the Merrill Lynch Asset Management Group had a total of approximately $501 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Investment Adviser. The Investment Adviser is a limited partnership, the partners of which are ML & Co. and Princeton Services, Inc. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

     The Investment Advisory Agreement provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.

     The Investment Adviser provides the portfolio management for the Fund. Such portfolio management will consider analyses from various sources, make the necessary investment decisions, and place orders for transactions accordingly. The Investment Adviser also will be responsible for the performance of certain management services for the Fund. R. Douglas Henderson is the portfolio manager of the Fund and is primarily responsible for the Fund's day-to-day management.


     For the services provided by the Investment Adviser under the Investment Advisory Agreement, the Fund pays a monthly fee at an annual rate of 0.95% of the Fund's average daily net assets (i.e., the average daily value of the total assets of the Fund, including proceeds from the issuance of any shares of preferred stock, minus the sum of accrued liabilities of the Fund and accumulated dividends on shares of outstanding preferred stock, if any). For purposes of this calculation, average daily net assets is determined at the end of each month on the basis of the average net assets of the Fund for each day during the month.


     Under the terms of an administration agreement with the Fund (the "Administration Agreement"), the Investment Adviser also performs or arranges for the performance of the administrative services (i.e., services other than investment advice and related portfolio activities) necessary for the operation of the Fund, including paying all compensation of and furnishing office space for officers and employees performing investment and economic research, trading and investment management for the Fund, as well as the compensation of all Directors of the Fund who are affiliated persons of the Investment Adviser or any of its affiliates.

     For administrative services, the Fund pays the Investment Adviser a monthly fee at an annual rate of 0.40% of the Fund's average daily net assets determined in the same manner as the fee payable by the Fund under the Investment Advisory Agreement. The combined advisory and administrative fees are greater than those paid by most funds, but are comparable to those paid by other continuously offered, closed-end funds investing primarily in Corporate Loans.

     The Investment Adviser has entered into a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an indirect, wholly-owned subsidiary of ML & Co. and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Fund in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Fund pursuant to the Investment Advisory Agreement. MLAM U.K. has offices at Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

     The Fund pays all other expenses incurred in its operations, including, among other things, legal and auditing expenses, taxes, costs of printing proxies, stock certificates and shareholder reports, charges of the Custodian and Transfer Agent, expenses of registering the shares under Federal and state securities laws, fees and expenses with respect to the issuance of preferred shares or any borrowing, Securities and Exchange Commission fees, fees and expenses of non-affiliated Directors, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Fund. Accounting services are provided to the Fund by the Investment Adviser, and the Fund reimburses the Investment Adviser for its costs in connection with such services.

     The Investment Adviser is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Investment Adviser as defined under the 1940 Act because of their ownership of its voting securities and their power to exercise a controlling influence over its management or policies. Similarly, the following entities may be considered "controlling persons" of MLAM U.K.: Merrill Lynch Europe PLC (MLAM U.K.'s parent), a subsidiary of Merrill Lynch International Holdings, Inc., a subsidiary of Merrill Lynch International, Inc., a subsidiary of ML & Co.

     Unless earlier terminated as described below, the Investment Advisory and Administration Agreements will remain in effect for a period of two years from the date of execution and will remain in effect from year to year thereafter if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the 1940
Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

     Securities held by the Fund, including Corporate Loans, may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Investment Adviser for the Fund or other funds for which it acts as investment adviser or for advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Investment Adviser (or its affiliate) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.

CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

     The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the Board of Directors of the Fund, the Investment Adviser is primarily responsible for the execution of the Fund's portfolio transactions. In executing such transactions, the Investment Adviser seeks to obtain the best results for the Fund, taking into account such factors as price (including the applicable fee, commission or spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive fee or commission rates, the Fund does not necessarily pay the lowest commission or spread available.

     The Fund purchases Corporate Loans in individually negotiated transactions with commercial banks, thrifts, insurance companies, finance companies and other financial institutions. In selecting such financial institutions, the Investment Adviser may consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. See "Investment Objective and Policies -- Description of Participation Interests." While such financial institutions generally are not required to repurchase Participation Interests in Corporate Loans which they have sold, they may act as principal or on an agency basis in connection with the Fund's disposition of Corporate Loans.

     The Fund has no obligation to deal with any bank, broker or dealer in execution of transactions in portfolio securities. Subject to providing the best price and execution, securities firms that provide investment research to the Investment Adviser, including Merrill Lynch, may receive orders for transactions by the Fund. Research information provided to the Investment Adviser by securities firms is supplemental. It does not replace or reduce the level of services performed by the Investment Adviser and the expenses of the Investment Adviser will not be reduced.

     The Fund invests in securities traded primarily in the over-the-counter markets, and the Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the 1940 Act, except as permitted by exemptive order, persons affiliated with the Fund, including Merrill Lynch, are prohibited from dealing with the Fund as principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own account, the Fund does not deal with Merrill Lynch and its affiliates in connection with such transactions. See "Investment Restrictions." An affiliated person of the Fund may serve as its broker in over-the-counter transactions conducted on an agency basis.

PORTFOLIO TURNOVER

     The Fund may dispose of securities without regard to the length of time they have been held when such actions, for defensive or other reasons, appear advisable to the Investment Adviser. While it is not possible to predict turnover rates with any certainty, presently it is anticipated that the Fund's annual portfolio turnover rate, under normal circumstances, should be less than 100%. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) A high portfolio turnover rate bears certain tax consequences and results in greater transaction costs, which are borne directly by the Fund.

                          DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to distribute all its net investment income. Dividends from such net investment income are declared daily and paid monthly to holders of common stock. It is expected that the Fund will commence paying dividends to holders of common stock within approximately 90 days of the date of this Prospectus. Monthly distributions to holders of common stock consist of substantially all net investment income remaining after the payment of interest on any borrowing or dividends or interest on any senior securities from and after any borrowing or issuance of senior securities. For Federal tax purposes, the Fund is required to distribute substantially all of its net investment income for each calendar year. All net realized capital gains, if any, are distributed at least annually to holders of common stock. Shares of common stock accrue dividends as long as they are issued and outstanding. Shares of common stock are issued and outstanding from the settlement date of a purchase order to the settlement date of a tender offer.

     Under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has at the time of the declaration of any such dividend or distribution or at the time of any such purchase an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. Also, certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements and those restricting the Fund's payment of dividends and distributions.

     While any shares of preferred stock are outstanding, the Fund may not declare any cash dividend or other distribution on its common stock, unless at the time of such declaration, (1) all accumulated preferred stock dividends have been paid and (2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the outstanding preferred stock (expected to be equal to original purchase price per share plus any accumulated and unpaid dividends thereon). This limitation, and the limitations contained in the preceding paragraph, on the Fund's ability to pay dividends or make distributions on its common stock could under certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company. See "Borrowings by the Fund" and "Taxes."

     See "Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends and distributions to holders of common stock may be automatically reinvested in shares of common stock of the Fund. Dividends and distributions are taxable to shareholders whether they are reinvested in shares of the Fund or received in cash (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10 or less, a shareholder will not receive such payment in cash and such payment will be automatically invested in additional shares).

                                     TAXES

GENERAL

     The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). If it so qualifies, in any taxable year in which it distributes at least 90% of its net income (see below), the Fund will not be subject to Federal income tax to the extent that it distributes its net investment income and net realized capital gains. The Fund intends to distribute substantially all of its net investment income and net capital gains.


     Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") will be taxable to shareholders as ordinary income. Distributions, if any, from the excess of net long-term capital gains over net short-term capital losses derived from the sale of securities or from certain transactions in interest rate swaps ("capital gain dividends") are taxable as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Certain categories of capital gains are taxable at different rates. Generally not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amount of any dividends or capital gain dividends as well as any amounts of capital gain dividends in the different categories of capital gain referred to above. Any loss upon the sale or exchange of Fund shares held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits first reduce the adjusted tax basis of a holder's common stock and, after such adjusted tax basis is reduced to zero, constitute capital gains to such holder (assuming such common stock is held as a capital asset).


     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. Distributions by the Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend is treated for tax purposes as being paid and received on December 31 of the year in which the dividend was declared.


     The IRS has taken the position in a revenue ruling that if a RIC has two or more classes of shares, it may designate distributions made to each class in any year as consisting of no more than such class's proportionate share of particular types of income, including the different categories of capital gains, discussed above. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the RIC during the year that was paid to such class. Consequently, if both common stock and preferred stock are outstanding, the Fund intends to designate distributions made to the classes as consisting of particular types of income in accordance with the classes' proportionate shares of such income. Thus, capital gain dividends as discussed above, will be allocated among the holders of common stock and any series of preferred stock in proportion to the total dividends paid to each class during the taxable year, or otherwise as required by applicable law.


     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute during each calendar year 98% of its ordinary income, determined on a calendar year basis, and

98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.


     If at any time when borrowings or shares of preferred stock are outstanding the Fund does not meet the asset coverage requirements of the 1940 Act or applicable credit agreements, the Fund will be required to suspend distributions to holders of common stock until the asset coverage is restored. See "Dividends and Distributions." Limits on the Fund's payment of dividends may prevent the Fund from distributing at least 90% of its net income and may therefore jeopardize the Fund's qualification for taxation as a RIC and/or may subject the Fund to the 4% Federal excise tax described above. If the Fund were to fail to qualify as a RIC, some or all of the distributions would be fully taxable for Federal income tax purposes. Upon any failure to meet the asset coverage requirement of the 1940 Act or applicable credit agreements, the Fund may, in its sole discretion, repay borrowings or redeem shares of preferred stock in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to qualify as a RIC. There can be no assurance, however, that any such action would achieve these objectives.


     As noted above, the Fund must distribute annually at least 90% of its net investment income. A distribution will only be counted for this purpose if it qualifies for the dividends paid deduction under the Code. Some types of preferred stock that the Fund has the authority to issue may raise a question as to whether distributions on such preferred stock are "preferential" under the Code and therefore not eligible for the dividends paid deduction. The Fund intends to rely on the advice of its counsel and may seek a private letter ruling from the IRS on questions raised by issuance of these types of preferred stock. Moreover, the Fund intends to issue preferred stock that counsel advises or the IRS has ruled will not result in the payment of preferential dividends. If the Fund ultimately relies solely on a legal opinion on issuance of such preferred stock, there is no assurance that the IRS would agree that dividends on the preferred stock are not preferential. If the IRS successfully disallowed the dividends paid deduction for dividends on the preferred stock, the Fund could lose the benefit of the special treatment afforded RICs under the Code.


     The Federal income tax rules governing the taxation of interest rate swaps are not entirely clear and may require the Fund to treat payments received under such arrangements as ordinary income and to amortize payments under certain circumstances. Additionally, because the treatment of swaps under the RIC qualification rules is also not clear, the Fund will limit its activity in this regard in order to maintain its qualification as a RIC.


     Under certain Code provisions, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding tax.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Interest income from non-U.S. securities may be subject to withholding and other taxes imposed by the country in which the issuer is located. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

OFFERS TO PURCHASE SHARES

     Under current law, a shareholder who, pursuant to any tender offer, tenders all of its shares and who, after such tender offer, is not considered to own any shares under attribution rules contained in the Code will realize a taxable gain or loss depending upon such shareholder's basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are held as capital assets. Different tax consequences may apply to tendering and nontendering shareholders in connection with a tender offer, and these consequences will be disclosed in the related offering documents. For example, if a shareholder tenders less than all shares owned by or attributed to such shareholder, and if the distribution to such shareholder does not otherwise qualify as a sale or exchange, the proceeds received will be treated as a taxable dividend, a return of capital or capital gain depending on the Fund's earnings and profits and the shareholder's basis in the tendered shares. Also, there is a remote risk that non-tendering shareholders may be considered to have received a deemed distribution which may be a taxable dividend in whole or in part. Shareholders may wish to consult their tax advisers prior to tendering. If holders of common stock whose shares are acquired by the Fund in the open market sell less than all shares owned by or attributed to them, a risk exists that these shareholders will be subject to taxable dividend treatment and a remote risk exists that the remaining shareholders may be considered to have received a deemed distribution.
                           -------------------------

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial, or administrative action either prospectively or retroactively.

     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                      AUTOMATIC DIVIDEND REINVESTMENT PLAN

     All dividends and capital gains distributions are reinvested automatically in full and fractional shares of the Fund at the net asset value per share next determined on the payable date of such dividend or distribution. A shareholder may at any time, by request to his Merrill Lynch financial consultant or by written notification to Merrill Lynch if the shareholder's account is maintained with Merrill Lynch or by written notification or by telephone (1-800-MER-FUND) to the Transfer Agent if the shareholder's account is maintained with the Transfer Agent, elect to have subsequent dividends or capital gains distributions, or both, paid in cash, rather than reinvested, in which event payment will be mailed on or about the payment date (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10 or less, a shareholder will not receive such payment in cash and such payment will be automatically reinvested in additional shares). Cash payments can also be directly deposited to the shareholder's bank account. No early withdrawal charge will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends or capital gains distributions. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks.

     The automatic reinvestment of dividends and distributions does not relieve participants of any Federal income tax that may be payable (or required to be withheld) on such dividends or distributions. See "Taxes."

                                NET ASSET VALUE

     The net asset value per share of common stock is determined Monday through Friday as of 15 minutes after the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time), on each business day during which the NYSE is open. The NYSE is not open on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. For purposes of determining the net asset value of a share of common stock, the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accumulated but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of preferred stock is divided by the total number of shares of common stock outstanding at such time. Expenses, including the fees payable to the Investment Adviser, are accrued daily.

     Corporate Loans will be valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Corporate Loans for which the Investment Adviser can obtain at least two quotations from banks or dealers in Corporate Loans will be valued by the Investment Adviser by calculating the mean of the last available bid and asked prices in the market for such Corporate Loans, and then using the mean of those two means. If only one quote for a particular Corporate Loan is available, and the Investment Adviser believes that such quote is a reliable indicator of value, such Corporate Loan will be valued on the basis of the mean of the last available bid and asked prices in the market. For Corporate Loans for which no reliable quotes are available, such Corporate Loans will be valued by the Investment Adviser at fair value, which is intended to approximate market value. In valuing a Corporate Loan at fair value, the Investment Adviser will consider, among other factors, (i) the creditworthiness of the borrower and any Intermediate Participants, (ii) the current interest rate period until next interest rate reset and maturity of the Corporate Loan, (iii) recent prices in the market for similar Corporate Loans, if any, and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

     Other portfolio securities (other than short-term obligations but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, such other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps, caps and floors is determined in accordance with a formula and then confirmed periodically by obtaining a bank quotation. Positions in options are valued at the last sale price on the market where any such option is principally traded. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless this method no longer produces fair valuations. Repurchase agreements are valued at cost plus accrued interest. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

                          DESCRIPTION OF CAPITAL STOCK

     The Fund is authorized to issue 1,000,000,000 shares of capital stock, par value $.10 per share, all of which shares are initially classified as common stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock by setting or changing in any one or more respects the designation and number of shares of any such class or series, and the nature, rates, amounts and times at which and the conditions under which dividends shall be payable on, and the voting, conversion, redemption and liquidation rights of, such class or series and any other preferences, rights, restrictions and qualifications applicable thereto.

     Shares of common stock, when issued and outstanding, are fully paid and non-assessable. Shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders upon liquidation of the Fund. Shareholders are entitled to one vote for each share held.

     The Fund does not currently anticipate issuing preferred stock. However, in the event the Fund issues preferred stock and so long as any shares of the Fund's preferred stock are outstanding, holders of common stock are not entitled to receive any net income of or other distributions from the Fund unless all accumulated dividends on preferred stock have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to preferred stock would be at least 200% after giving effect to such distributions.

     The Fund will send unaudited reports at least semi-annually and audited annual financial statements to all of its shareholders of record.

     The Investment Adviser provided the initial capital for the Fund by purchasing 10,000 shares of common stock of the Fund for $100,000. As of the date of this Prospectus, the Investment Adviser owned 100% of the outstanding shares of common stock of the Fund. The Investment Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

CERTAIN PROVISIONS OF THE ARTICLES OF INCORPORATION

     The Fund's Articles of Incorporation include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors and could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. A Director elected by all holders of capital stock or by the holders of preferred stock may be removed from office only for cause by vote of the holders of at least 66 2/3% of the shares of capital stock or preferred stock, as the case may be, of the Fund entitled to be voted on the matter.

     In addition, the Articles of Incorporation require the favorable vote of the holders of at least 66 2/3% of the Fund's shares of capital stock, then entitled to be voted, voting as a single class, to approve, adopt or authorize the following:

          (i) a merger or consolidation or statutory share exchange of the Fund with other corporations;

          (ii) a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities); or

          (iii) a liquidation or dissolution of the Fund,

unless such action has been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of Directors fixed in accordance with the by-laws, in which case the affirmative vote of a majority of the Fund's shares of capital stock is required. Following any issuance of preferred stock, it is anticipated that the approval, adoption or authorization of the foregoing would also require the favorable vote of a majority of the Fund's shares of preferred stock then entitled to be voted, voting as a separate class.


     The Board of Directors has determined that the 66 2/3% voting requirements described above, which are greater than the minimum requirements under Maryland law or the 1940 Act, are in the best interests of shareholders generally. Reference should be made to the Articles of Incorporation on file with the Securities and Exchange Commission for the full text of these provisions.


                                PERFORMANCE DATA

     From time to time the Fund may include its yield and/or total return for various specified time periods in advertisements or information furnished to present or prospective shareholders.

     The yield of the Fund refers to the income generated by an investment in the Fund over a stated period. Yield is calculated by annualizing the most recent monthly distribution and dividing the product by the average maximum offering price.

     The Fund also may quote annual total return and aggregate total return performance data. Total return quotations for the specified periods will be computed by finding the rate of return (based on net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of the period.

     The calculation of yield and total return does not reflect the imposition of any early withdrawal charges.

     Yield and total return figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's yield is expected to fluctuate, and its total return varies depending on market conditions, the Corporate Loans and other securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of net realized and unrealized capital gains or losses during the period.

     On occasion, the Fund may compare its yield to (1) the Prime Rate, quoted daily in The Wall Street Journal as the base rate on corporate loans at large U.S. money center commercial banks, (2) the CD rate, quoted daily in The Wall Street Journal as the average of top rates paid by major New York banks on primary new issues of negotiable CDs, usually on amounts of $1 million and more,
(3) one or more averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (4) the average yield reported by the Bank Rate Monitor National Index(TM) for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas,
(5) yield data published by Lipper Analytical Services, Inc., or (6) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding. In addition, the Fund may compare the Prime Rate, the CD rate, the Donoghue's averages and the other yield data described above to each other. As with yield quotations, yield comparisons should not be considered indicative of the Fund's yield or relative performance for any future period.

                                   CUSTODIAN


     The Fund's securities and cash are held under a custodial agreement with The Bank of New York, 90 Washington Street, New York, New York 10286.


                   TRANSFER AGENT, DIVIDEND DISBURSING AGENT
              AND SHAREHOLDER SERVICING AGENT; SHAREHOLDER REPORTS

     The Transfer Agent for the shares of the Fund is Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, a subsidiary of ML & Co.

     The Transfer Agent, which is a subsidiary of ML & Co., acts as the Fund's transfer agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and tender of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives an annual fee of up to $14.00 per shareholder account, and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by it under the Agreement. Additionally, a $.20 monthly closed account charge is assessed on all accounts that close during the calendar year. Application of this fee commences the month following the month the account is closed and terminates at the end of the calendar year. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

     Shareholder Reports. Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts the shareholder should notify in writing:
                              Financial Data Services, Inc.
                              P.O. Box 45289
                              Jacksonville, Florida 32232-5289

     The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch financial consultant or Financial Data Services, Inc. at (800) 637-3863.

                                YEAR 2000 ISSUES

     Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Fund could be adversely affected if the computer systems used by the Investment Adviser or other Fund service providers do not properly address this problem prior to January 1, 2000. The Investment Adviser expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told the Investment Adviser that they also expect to resolve the Year 2000 Problem, and the Investment Adviser will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Fund invest, and this could hurt the Fund's investment returns.

                                 LEGAL OPINIONS

     Certain legal matters in connection with the common stock offered hereby are passed on for the Fund by Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557.

                              INDEPENDENT AUDITORS

     The statement of assets and liabilities of the Fund as of March     , 1999
included in this prospectus has been so included in reliance on the report of
               , independent auditors, and on their authority as experts in auditing and accounting. The selection of independent auditors is subject to ratification by shareholders of the Fund.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder,
  Merrill Lynch Senior Floating Rate Fund II, Inc.

     We have audited the accompanying statement of assets and liabilities of
Merrill Lynch Senior Floating Rate Fund II, Inc. as of           , 1999. This
financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities presents fairly, in all material respects, the financial position of Merrill Lynch Senior Floating
Rate Fund II, Inc. as of           , 1999, in conformity with generally accepted
accounting principles.

Princeton, New Jersey
          , 1999

                MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                            , 1999

ASSETS:
     Cash...................................................  $100,000
     Prepaid registration fees and offering costs (Note
      1)....................................................
          Total assets......................................
                                                              --------
LIABILITIES:
     Liabilities and accrued expenses.......................
                                                              --------
NET ASSETS:.................................................  $100,000
                                                              ========
NET ASSETS CONSIST OF:
     Common Stock, par value $0.10 per share; 1,000,000,000
      shares authorized, 10,000 shares issued and
      outstanding (Note 1)..................................  $
     Paid-in Capital excess of par..........................
                                                              --------
     Net Assets-Equivalent to $10.00 net asset value per
      share based on 10,000 shares of capital stock
      outstanding (Note 1)..................................  $
                                                              ========

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

NOTE I. ORGANIZATION

     The Fund was incorporated under the laws of the State of Maryland on February 9, 1999 as a closed-end, non-diversified management investment company and has had no operation other than the sale to Merrill Lynch Asset Management,
L.P. (the "Investment Adviser") of an aggregate of      shares of common stock
for $100,000 on           ,1999. The General Partner of the Investment Adviser
is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.

     The Investment Adviser, on behalf of the Fund, will incur organization
costs estimated at $       . Prepaid offering costs consist of legal and
printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. Prepaid registration fees are charged to income as the related shares are issued.

NOTE 2. INVESTMENT ADVISORY AND ADMINISTRATIVE ARRANGEMENTS


     The Fund has engaged the Investment Adviser to provide investment advisory and administrative services to the Fund. For advisory services the Investment Adviser will receive a monthly fee at the annual rate of 0.95 of 1% of the Fund's average daily net assets. For administrative services, the Investment Adviser will receive a monthly fee at the annual rate of 0.40 of 1% of the Fund's average daily net assets.


NOTE 3. FEDERAL INCOME TAXES

     The Fund intends to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to Federal income tax on taxable income (including realized capital gains) that is distributed to shareholders.

                                    APPENDIX

                             RATINGS OF SECURITIES

 DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") SECURITY RATINGS

AAA Securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade securities. They are rated lower than the best securities because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA Securities which are rated Baa are considered as medium grade obligations;
    i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Securities which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes securities in this class.

B Securities which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

CAA Securities which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Securities which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Securities which are rated C are the lowest rated class of securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     NOTE: Those securities in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

     SHORT-TERM NOTES: The three ratings of Moody's for short-term notes are MIG 1/VMIG 1, MIG 2/VMIG 2 and MIG 3/VMIG 3; MIG 1/VMIG 1 denotes "best quality, enjoying strong protection from established cash flows;" MIG 2/VMIG 2 denotes "high quality" with ample margins of protection; MIG 3/VMIG 3 notes are of "favorable quality . . . but lacking the undeniable strength of the preceding grades."

                DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS



     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.



     Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:



     Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:



     -- Leading market positions in well established industries



     -- High rates of return on funds employed



     -- Conservative capitalization structures with moderate reliance on debt and ample asset protection



     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation



     -- Well established access to a range of financial markets and assured sources of alternate liquidity.



     Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



     Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.



     Issuers rated NOT PRIME do not fall within any of the Prime rating categories.



     If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

                DESCRIPTION OF STANDARD & POOR'S, A DIVISION OF


            THE MCGRAW-HILL COMPANIES, INC., CORPORATE DEBT RATINGS



AAA                   Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA                    Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A                     Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB                   Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.
                      Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.
     Debt rated BB, B, CCC, CC and C is regarded, on balance, as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
BB                    Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
                      The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B                     Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.
                      The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC                   Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
                      The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC                    The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.
C                     The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI                    The rating CI is reserved for income bonds on which no interest is being paid.

D                     Debt rated D is in payment default. The D rating category is also used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.



     Plus(+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing with the major rating categories.



     NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.



           DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS



     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging form "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:



A-1                   This highest category indicates that the degree of safety regarding timely payment is strong.
                      Those issues determined to possess extremely strong safety characteristics are denoted with a plus
                      (+) sign designation.
A-2                   Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."
A-3                   Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B                     Issues rated "B" are regarded as having only speculative capacity for timely payment.
C                     This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D                     Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.



     A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                                    [Graph]

                MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC.

    INFORMATION ABOUT THE FUND CAN BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. CALL 1-800-SEC-0330 FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM. THIS INFORMATION IS ALSO AVAILABLE ON THE SEC'S INTERNET SITE AT HTTP://WWW.SEC.GOV AND COPIES MAY BE OBTAINED UPON PAYMENT OF A DUPLICATING FEE BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, D.C. 20549-6009.

    YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
                           -------------------------

                               TABLE OF CONTENTS


                                      PAGE
                                      ----
Prospectus Summary..................    2
Risk Factors and Special
  Considerations....................    6
Fee Table...........................    8
The Fund............................    9
Use of Proceeds.....................    9
Investment Objective and Policies...    9
Borrowings by the Fund..............   21
Investment Restrictions.............   22
Purchase of Shares..................   23
Tender Offers.......................   25
Early Withdrawal Charge.............   27
Directors and Officers..............   28
Investment Advisory and
  Administrative Arrangements.......   30
Portfolio Transactions..............   33
Dividends and Distributions.........   34
Taxes...............................   35
Automatic Dividend Reinvestment
  Plan..............................   38
Net Asset Value.....................   38
Description of Capital Stock........   39
Performance Data....................   40
Custodian...........................   41
Transfer Agent, Dividend Disbursing
  Agent and Shareholder Servicing
  Agent; Shareholder Reports........   41
Year 2000 Issues....................   42
Legal Opinions......................   42
Independent Auditors................   42
Independent Auditors' Report........   43
Statement of Assets and
  Liabilities.......................   44
Appendix -- Ratings of Securities...   45


                                                              Code # 19056--0299

    [MERRILL LYNCH LOGO]

    MERRILL LYNCH
    SENIOR FLOATING
    RATE FUND II, INC.

    PROSPECTUS                                                  [MLYNCH COMPASS]
    March   , 1999
    Distributor:
    Merrill Lynch
    Funds Distributor,
    a division of
    Princeton Funds
    Distributor, Inc.
    This prospectus should be
    retained for future reference.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (1) Financial Statements:

        Report of Independent Auditors, Statement of Assets and Liabilities as
of        , 1999.


EXHIBIT
NUMBER                                    DESCRIPTION
-------                                   -----------
(a)          --   Articles of Incorporation of Registrant.(a)
(b)          --   By-Laws of Registrant.
(c)          --   None.
(d)     (1)  --   Portions of the Articles of Incorporation and By-Laws of the
                  Registrant defining the rights of holders of shares of the
                  Registrant.(b)
        (2)  --   Form of specimen certificate for common stock.
(e)          --   None.
(f)          --   None.
(g)     (1)  --   Form of Investment Advisory Agreement between Registrant and
                  Merrill Lynch Asset Management, L.P.
        (2)  --   Form of Sub-Advisory Agreement between Merrill Lynch Asset
                  Management, L.P. and Merrill Lynch Asset Management U.K.
                  Limited
        (3)  --   Form of Administration Agreement between Registrant and
                  Merrill Lynch Asset Management, L.P.
(h)     (1)  --   Form of Distribution Agreement between Registrant and
                  Merrill Lynch Funds Distributor, a division of Princeton
                  Funds Distributor, Inc.
        (2)  --   Form of Selected Dealer Agreement.
(i)          --   None.
(j)          --   Form of Custody Agreement between Registrant and The Bank of
                  New York.*
(k)     (1)  --   Form of Transfer Agency, Dividend Disbursing Agency and
                  Shareholder Servicing Agency Agreement between Registrant
                  and Financial Data Services, Inc.
        (2)  --   Form of Agreement between Merrill Lynch & Co., Inc. and
                  Registrant relating to use by Registrant of Merrill Lynch
                  name.
(l)          --   Opinion and Consent of Brown & Wood LLP.*
(m)          --   None.
(n)          --   Consent of           , independent auditors for Registrant.*
(o)          --   None.
(p)          --   Certificate of Merrill Lynch Asset Management, L.P.*
(q)          --   None.
(r)          --   Not applicable.


---------------

(a) Filed on February 11, 1999 as an exhibit to the Registrant's Registration Statement on Form N-2 (File No. 333-72137).



(b) Reference is made to Article V, Article VI (Sections 2, 3, 4, 5 and 6),
    Article VII, Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant's Articles of Incorporation, filed herewith as Exhibit (a) to the Registration Statement; and to Article II, Article III (Sections 1, 3, 5 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws, previously filed as Exhibit (b) to the Registration Statement.


 *  To be provided by amendment.

ITEM 25. MARKETING ARRANGEMENTS.

     See Exhibits (h)(1) and (h)(2).

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:


Registration fees...........................................  $ 27,800
Printing (other than stock certificates)....................    60,000
Engraving and printing stock certificates...................    20,000
Legal fees and expenses.....................................    50,000
Blue Sky fees...............................................    68,140
NASD fees...................................................    10,500
Miscellaneous...............................................     3,560
                                                              --------
     Total..................................................  $240,000
                                                              ========



ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     None.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES.

     There will be one record holder of the common stock, par value $.10 per share, as of the effective date of this Registration Statement.

ITEM 29. INDEMNIFICATION.

     Reference is made to Article IV of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

     Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940, as amended (the "1940 Act"), may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, of (b) a majority of a quorum of the Registrant's disinterested, non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the 1933 Act, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     (a) Merrill Lynch Asset Management, L.P. (the "Investment Adviser" or "MLAM") acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Fund, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM) and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     (b) Fund Asset Management, L.P. ("FAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Senior High Income Portfolio, Inc. and WorldWide DollarVest Fund, Inc.

     The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02110-2665. The address of the Investment Adviser, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1201. The address of Financial Data Services, Inc. ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since August 31, 1996 for his, her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Glenn is President or Executive Vice President and Mr. Burke is either Vice President or Vice President and Treasurer of all or substantially all of the investment companies listed in the first two paragraphs of this Item 30. Messrs. Glenn and Burke also hold the same positions with all or substantially all of the investment companies advised by FAM as they do with those advised by the Investment Adviser. Messrs. Giordano, Harvey, and Monagle are officers or directors/trustees of one or more of such companies.


                                            POSITION WITH              OTHER SUBSTANTIAL BUSINESS,
                NAME                      INVESTMENT ADVISER        PROFESSION, VOCATION OR EMPLOYMENT
                ----                      ------------------        ----------------------------------
ML & Co..............................  Limited Partner             Financial Services Holding Company;
                                                                     Limited Partner of FAM
Princeton Services...................  General Partner             General Partner of FAM
Jeffrey M. Peek......................  President                   President of FAM; President and
                                                                     Director of Princeton Services;
                                                                     Executive Vice President of ML &
                                                                     Co.; Managing Director and Co-Head
                                                                     of the Investment Banking Division
                                                                     of Merrill Lynch in 1997; Senior
                                                                     Vice President and Director of the
                                                                     Global Securities and Economic
                                                                     Division of Merrill Lynch from
                                                                     1995 to 1997
Terry K. Glenn.......................  Executive Vice President    Executive Vice President of FAM;
                                                                     Executive Vice President and
                                                                     Director of Princeton Services;
                                                                     President of Princeton Funds
                                                                     Distributors, Inc. since 1986 and
                                                                     Director thereof since 1991;
                                                                     Director of FDS; President of
                                                                     Princeton Administrators, L.P.
Donald C. Burke......................  Senior Vice President       Senior Vice President and Treasurer
                                       and Treasurer               of FAM; Senior Vice President and
                                                                     Treasurer of Princeton Services
Michael G. Clark.....................  Senior Vice President       Senior Vice President of FAM; Senior
                                                                     Vice President of Princeton
                                                                     Services
Mark Desario.........................  Senior Vice President       Senior Vice President of FAM; Senior
                                                                     Vice President of Princeton
                                                                     Services
Linda L. Federici....................  Senior Vice President       Senior Vice President of FAM; Senior
                                                                     Vice President of Princeton
                                                                     Services
Vincent R. Giordano..................  Senior Vice President       Senior Vice President of FAM; Senior
                                                                     Vice President of Princeton
                                                                     Services
Elizabeth A. Griffin.................  Senior Vice President       Senior Vice President of FAM; Senior
                                                                     Vice President of Princeton
                                                                     Services
Norman R. Harvey.....................  Senior Vice President       Senior Vice President of FAM; Senior
                                                                     Vice President of Princeton
                                                                     Services
Michael J. Hennewinkel...............  Senior Vice President,      Senior Vice President, General
                                       General Counsel and         Counsel and Secretary of FAM; Senior
                                       Secretary                     Vice President of Princeton
                                                                     Services
Philip L. Kirstein...................  Senior Vice President       Senior Vice President; Senior Vice
                                                                     President, Director and Secretary
                                                                     of Princeton Services

                                            POSITION WITH              OTHER SUBSTANTIAL BUSINESS,
                NAME                      INVESTMENT ADVISER        PROFESSION, VOCATION OR EMPLOYMENT
                ----                      ------------------        ----------------------------------
Ronald M. Kloss......................  Senior Vice President       Senior Vice President of FAM; Senior
                                                                     Vice President of Princeton
                                                                     Services
Debra W. Landsman-Yaros..............  Senior Vice President       Senior Vice President of FAM; Senior
                                                                     Vice President of Princeton
                                                                     Services; Senior Vice President of
                                                                     PFD
Stephen M. M. Miller.................  Senior Vice President       Executive Vice President of
                                                                   Princeton Administrators, L.P.;
                                                                     Senior Vice President of Princeton
                                                                     Services
Joseph T. Monagle, Jr................  Senior Vice President       Senior Vice President of FAM; Senior
                                                                     Vice President of Princeton
                                                                     Services
Brian A. Murdock.....................  Senior Vice President       Senior Vice President of FAM; Senior
                                                                     Vice President of Princeton
                                                                     Services; Director of PFD
Gregory Upah.........................  Senior Vice President       Senior Vice President of FAM; Senior
                                                                     Vice President of Princeton
                                                                     Services
Ronald L. Welburn....................  Senior Vice President       Senior Vice President of FAM; Senior
                                                                     Vice President of Princeton
                                                                     Services

     (c) Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies: The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Developing Capital Markets, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Municipal Fund Accumulation Program, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

     Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 1996, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn, Albert and Burke are officers of one or more of the registered investment companies listed in the preceding paragraphs:

                                                                       OTHER SUBSTANTIAL BUSINESS,
                NAME                   POSITION WITH MLAM U.K.     PROFESSION, VOCATION OR EMPLOYMENT
                ----                   -----------------------     ----------------------------------
Terry K. Glenn.......................  Executive Vice President    Executive Vice President of the
                                                                     Investment Adviser and FAM;
                                                                     Executive Vice President and
                                                                     Director of Princeton Services;
                                                                     President of Princeton Funds
                                                                     Distributors, Inc. since 1986 and
                                                                     Director thereof since 1991;
                                                                     Director of FDS; President of
                                                                     Princeton Administrators, L.P.
Alan J. Albert.......................  Senior Managing Director    Vice President of the Investment
                                                                     Adviser
Nicholas C.D. Hall...................  President                   Director of Merrill Lynch Europe
                                                                   PLC; General Counsel of Merrill
                                                                     Lynch International Private
                                                                     Banking Group
Donald C. Burke......................  Senior Vice President       Senior Vice President and Treasurer
                                                                   of the Investment Adviser and FAM;
                                                                     Senior Vice President and
                                                                     Treasurer of Princeton Services
Carol Ann Langham....................  Company Secretary           None
Debra Anne Searle....................  Assistant Company           None
                                         Secretary

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and FDS, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 32. MANAGEMENT SERVICES.

     Not Applicable.

ITEM 33. UNDERTAKINGS.

     (a) Registrant undertakes to suspend offerings of the shares of Common Stock covered hereby until it amends its Prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share of Common Stock declines more than 10 percent from its net asset value per share of Common Stock as of the effective date of this Registration Statement, or (2) its net asset value per share of Common Stock increases to an amount greater than its net proceeds as stated in the Prospectus contained herein.

     (b) The undersigned registrant hereby undertakes:

          (1) To file during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement.

             (i) To include any prospectus required by section 10(a)(3) of the 1933 Act;

             (ii) To reflect in the prospectus any facts or events arising after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which individually or in the aggregate represent a fundamental change in the information set forth in the Registration Statement; and

             (iii) To include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

          (2) That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new Registration Statement relating to the securities offered therein and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

          (3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND STATE OF NEW JERSEY, ON THE 19TH DAY OF FEBRUARY, 1999.


                                          Merrill Lynch Senior Floating Rate
                                          Fund II, Inc.
                                                       (Registrant)


                                          By: /s/    TERRY K. GLENN

                                            ------------------------------------

                                                (Terry K. Glenn, President)



     Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke or Patrick D. Sweeney, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendment to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                    SIGNATURES                                    TITLE                     DATE
                    ----------                                    -----                     ----

                /s/ TERRY K. GLENN                     President (Principal           February 19, 1999
---------------------------------------------------      Executive Officer) and
                 (Terry K. Glenn)                        Director

                /s/ DONALD C. BURKE                    Treasurer (Principal           February 19, 1999
---------------------------------------------------      Financial and Accounting
                 (Donald C. Burke)                       Officer)

               /s/ RONALD W. FORBES                    Director                       February 19, 1999
---------------------------------------------------
                (Ronald W. Forbes)
                                                       Director
---------------------------------------------------
              (Cynthia A. Montgomery)

               /s/ CHARLES C. REILLY                   Director                       February 19, 1999
---------------------------------------------------
                (Charles C. Reilly)

                 /s/ KEVIN A. RYAN                     Director                       February 19, 1999
---------------------------------------------------
                  (Kevin A. Ryan)

                /s/ RICHARD R. WEST                    Director                       February 19, 1999
---------------------------------------------------
                 (Richard R. West)
                                                       Director
---------------------------------------------------
                  (Arthur Zeikel)

                                 EXHIBIT INDEX


EXHIBIT
NUMBER                                    DESCRIPTION
-------                                   -----------
(b)          --   By-laws of Registrant.
(d)     (2)  --   Form of specimen certificate for common stock.
(g)     (1)  --   Form of Investment Advisory Agreement between Registrant and
                  Merrill Lynch Asset Management, L.P.
(g)     (2)  --   Form of Sub-Advisory Agreement between Merrill Lynch Asset
                  Management, L.P. and Merrill Lynch Asset Management U.K.
                  Limited.
(g)     (3)  --   Form of Administration Agreement between Registrant and
                  Merrill Lynch Asset Management, L.P.
(h)     (1)  --   Form of Distribution Agreement between Registrant and
                  Merrill Lynch Funds Distributor, a division of Princeton
                  Funds Distributor, Inc.
(h)     (2)  --   Form of Selected Dealer Agreement.
(k)     (1)  --   Form of Transfer Agency, Dividend Disbursing Agency and
                  Shareholder Servicing Agency Agreement between Registrant
                  and Financial Data Services, Inc.
(k)     (2)  --   Form of Agreement between Merrill Lynch & Co., Inc. and
                  Registrant relating to use by Registrant of Merrill Lynch
                  name.